UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

Contents Management's Discussion of Fund Performance Shareholder Expense Example Performance: The Bottom Line Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Performance: The Bottom Line Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Performance: The Bottom Line Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Performance: The Bottom Line Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Performance: The Bottom Line Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results Contents Management's Discussion of Fund Performance Shareholder Expense Example Performance: The Bottom Line Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Performance: The Bottom Line Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Performance: The Bottom Line Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Performance: The Bottom Line Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Performance: The Bottom Line Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results Contents Management's Discussion of Fund Performance Shareholder Expense Example Performance: The Bottom Line Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Performance: The Bottom Line Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Performance: The Bottom Line Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Performance: The Bottom Line Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Performance: The Bottom Line Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results

(Fidelity Investment logo)(registered trademark)
Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2015 Fund - Class A

Fidelity Advisor Municipal Income 2017 Fund - Class A

Fidelity Advisor Municipal Income 2019 Fund - Class A

Fidelity Advisor Municipal Income 2021 Fund - Class A

Fidelity Advisor Municipal Income 2023 Fund - Class A

Annual Report

June 30, 2015

(Fidelity Cover Art)

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

Contents

Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor® Municipal Income 2015 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2017 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2019 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2021 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2023 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Tax-free municipal bonds posted only a modest positive return for the 12 months ending June 30, 2015, influenced by unfavorable supply-and-demand dynamics as the period progressed. The Barclays® Municipal Bond Index returned 3.00%. The strongest performance occurred in the first half of the period, when many issuers exercised a level of fiscal conservatism that led to limited supply. Later in the period, new issuance increased strongly and negative headlines related to a few isolated issuers weighed on the market. Much of this new issuance was used for the purpose of refunding existing debt. Pension underfunding and partisan squabbling in Illinois, New Jersey and the city of Chicago, along with an evolving debt crisis in Puerto Rico, gave muni investors pause, despite a stable credit environment for U.S. states and local governments more broadly. Muni bonds still managed to outperform the broader taxable investment-grade bond market the past 12 months. The tax advantages of munis continued to appeal to investors, in light of higher federal income-tax rates for top earners that took effect in 2013, as well as the 3.8% Medicare tax on unearned, non-municipal investment income.

Comments from Co-Portfolio Manager Kevin Ramundo: For the year, the funds' share classes, by and large, trailed their respective Barclays defined-maturity benchmarks. (For specific class-level results, please refer to the Performance section of this report.) It should be noted that the 2015 fund reached its target end date and was liquidated on July 10, 2015, distributing its assets in cash to shareholders. As a result, comparisons with its benchmark are not relevant. We focused on generating attractive income for the funds and protecting shareholder capital, keeping the portfolios' interest-rate sensitivity in line with their respective benchmarks. We evaluated bonds based on their yields, as well as their potential for price appreciation. The funds' performance was hurt by having more exposure than their respective benchmarks to some issuers facing budget and pension challenges, particularly New Jersey state-backed bonds and Illinois general-obligation bonds. With the exception of the 2019 portfolio, the funds also were hurt by overweightings in bonds issued by Chicago and the city's related entities. The managers' decision to overweight health care bonds helped relatively performance. The funds' overweighting in lower-rated investment-grade securities was another plus.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 998.90	$ 3.22
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,000.10	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.10	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,001.10	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,002.30	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,002.30	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,004.20	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,005.50	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,005.50	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 999.70	$ 3.22
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,000.90	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.90	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000.00	$ 995.80	$ 3.22
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2023	.40%
Actual		$ 1,000.00	$ 997.00	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 997.00	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor® Municipal Income 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2015	Past 1 year	Life of fund A
Class A (incl. 2.75% sales charge)	-2.97%	0.39%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income 2015 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
New York	10.0	9.8
Massachusetts	9.0	6.5
Arizona	7.3	7.0
Illinois	5.5	11.4
New Jersey	4.3	10.0
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Transportation	14.2	15.3
Health Care	12.5	14.6
Education	11.6	9.7
Electric Utilities	11.2	14.2
General Obligations	8.2	23.6
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	0.1	0.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	0.0	0.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 0.4%	AAA 0.7%
AA,A 61.6%	AA,A 85.0%
BBB 4.9%	BBB 9.5%
BB and Below 1.6%	BB and Below 1.2%
Not Rated 0.7%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 30.8%	Short-Term Investments and Net Other Assets 3.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2015 Fund

Investments June 30, 2015

Showing Percentage of Net Assets

Municipal Bonds - 69.2%
	Principal Amount	Value
Arizona - 7.3%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 100,000
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,750,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	870,000
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	310,000
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15 (Escrowed to Maturity)	350,000	350,000
		3,380,000
California - 2.1%
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	750,000
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	200,000
		950,000
Connecticut - 3.8%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,000,000
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	750,000
		1,750,000
Florida - 3.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,000,000
Port Saint Lucie Gen. Oblig. Series 2014, 2% 7/1/15	505,000	505,000
		1,505,000
Hawaii - 1.1%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	500,000
Illinois - 5.5%
Illinois Gen. Oblig. Series 2013, 4% 7/1/15	1,500,000	1,500,000
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,015,000
		2,515,000
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 2.6%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,000,000
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	200,000
		1,200,000
Maryland - 1.1%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	520,000
Massachusetts - 9.0%
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	750,000	750,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	3,380,000	3,380,000
		4,130,000
Michigan - 1.6%
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	750,000
Missouri - 3.7%
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,705,000
Nevada - 4.1%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	20,000	20,000
Series 2013 C1, 2.5% 7/1/15 (b)	380,000	380,000
5% 7/1/15 (b)	1,500,000	1,500,000
		1,900,000
New Jersey - 4.3%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	1,975,000	1,975,000
New Mexico - 2.0%
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	900,000
New York - 10.0%
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	730,000
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	500,000
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (a)	1,250,000	1,250,000
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
Series 2010 A, 5% 7/1/15	$ 1,420,000	$ 1,420,000
Series 2012 A, 3% 7/1/15	235,000	235,000
Saratoga County Cap. Resources Rev. Series A, 3% 7/1/15	380,000	380,000
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	100,000
		4,615,000
Ohio - 2.2%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,000,000
Pennsylvania - 2.9%
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/15 (Escrowed to Maturity)	820,000	820,000
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/15 (FSA Insured)	500,000	500,000
		1,320,000
Texas - 2.6%
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	580,000
Series A, 5% 7/1/15	125,000	125,000
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	500,000
		1,205,000
TOTAL INVESTMENT PORTFOLIO - 69.2% (Cost $31,820,000)	31,820,000
NET OTHER ASSETS (LIABILITIES) - 30.8%	14,135,055
NET ASSETS - 100%	$ 45,955,055
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Other	30.8%
Transportation	14.2%
Health Care	12.5%
Education	11.6%
Electric Utilities	11.2%
General Obligations	8.2%
Others* (Individually Less Than 5%)	11.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $31,820,000)		$ 31,820,000
Cash		13,476,866
Interest receivable		718,294
Other receivables		513
Total assets		46,015,673

Liabilities
Payable for fund shares redeemed	$ 40,921
Distributions payable	3,112
Accrued management fee	11,779
Transfer agent fee payable	3,926
Distribution and service plan fees payable	880
Total liabilities		60,618

Net Assets		$ 45,955,055
Net Assets consist of:
Paid in capital		$ 45,955,055
Net Assets		$ 45,955,055

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($3,611,359 ÷ 355,728 shares)	$ 10.15

Maximum offering price per share (100/97.25 of $10.15)	$ 10.44
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($38,998,606 ÷ 3,841,371 shares)	$ 10.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,345,090 ÷ 329,490 shares)	$ 10.15

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund
Financial Statements - continued

Statement of Operations

	Year ended June 30, 2015
Investment Income
Interest		$ 735,197

Expenses
Management fee	$ 203,892
Transfer agent fees	67,956
Distribution and service plan fees	17,512
Independent trustees' compensation	326
Miscellaneous	118
Total expenses before reductions	289,804
Expense reductions	(1,073)	288,731
Net investment income (loss)		446,466
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		202,645
Change in net unrealized appreciation (depreciation) on investment securities		(640,083)
Net gain (loss)		(437,438)
Net increase (decrease) in net assets resulting from operations		$ 9,028

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2015	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 446,466	$ 710,509
Net realized gain (loss)	202,645	(44,106)
Change in net unrealized appreciation (depreciation)	(640,083)	168,389
Net increase (decrease) in net assets resulting from operations	9,028	834,792
Distributions to shareholders from net investment income	(450,599)	(710,520)
Distributions to shareholders from net realized gain	(132,569)	-
Total distributions	(583,168)	(710,520)
Share transactions - net increase (decrease)	(51,578,451)	17,950,493
Redemption fees	75	1,545
Total increase (decrease) in net assets	(52,152,516)	18,076,310

Net Assets
Beginning of period	98,107,571	80,031,261
End of period (including undistributed net investment income of $0 and undistributed net investment income of $3,472, respectively)	$ 45,955,055	$ 98,107,571

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2015	2014	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.044	.054	.074	.095	.005
Net realized and unrealized gain (loss)	(.067)	.010	- H	.191	.039
Total from investment operations	(.023)	.064	.074	.286	.044
Distributions from net investment income	(.045)	(.054)	(.074)	(.096)	(.004)
Distributions from net realized gain	(.022)	-	-	-	-
Total distributions	(.067)	(.054)	(.074)	(.096)	(.004)
Redemption fees added to paid in capital E	- H	- H	- H	-	-
Net asset value, end of period	$ 10.15	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C, D	(.23)%	.63%	.72%	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.65%	.63%A
Net investment income (loss)	.43%	.53%	.72%	.94%	.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,611	$ 8,694	$ 8,662	$ 5,045	$ 3,027
Portfolio turnover rate	0%	10%	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2015

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.070	.079	.099	.120	.007
Net realized and unrealized gain (loss)	(.068)	.011	.001	.192	.040
Total from investment operations	.002	.090	.100	.312	.047
Distributions from net investment income	(.070)	(.080)	(.100)	(.122)	(.007)
Distributions from net realized gain	(.022)	-	-	-	-
Total distributions	(.092)	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- G	- G	- G	-	-
Net asset value, end of period	$ 10.15	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C	.02%	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	.68%	.78%	.97%	1.19%	.63%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,999	$ 81,358	$ 65,379	$ 46,034	$ 10,456
Portfolio turnover rate	0%	10%	0%	3%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.070	.079	.099	.121	.007
Net realized and unrealized gain (loss)	(.068)	.011	.001	.191	.040
Total from investment operations	.002	.090	.100	.312	.047
Distributions from net investment income	(.070)	(.080)	(.100)	(.122)	(.007)
Distributions from net realized gain	(.022)	-	-	-	-
Total distributions	(.092)	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- G	- G	- G	-	-
Net asset value, end of period	$ 10.15	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C	.02%	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	.68%	.78%	.97%	1.19%	.63%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,345	$ 8,055	$ 5,990	$ 4,667	$ 2,572
Portfolio turnover rate	0%	10%	0%	3%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2017 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2015	Past 1 year	Life of fund A
Class A (incl. 2.75% sales charge)	-2.69%	1.61%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2017 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.3	10.7
Michigan	8.3	6.7
New York	7.4	8.1
California	7.3	8.5
Texas	6.5	7.8
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.7	36.3
Health Care	13.3	14.0
Electric Utilities	12.0	13.5
Escrowed/Pre-Refunded	8.4	5.9
Special Tax	7.2	8.5
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	1.9	2.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	1.8	2.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 3.8%	AAA 4.0%
AA,A 76.1%	AA,A 77.6%
BBB 14.1%	BBB 14.4%
BB and Below 1.6%	BB and Below 0.4%
Not Rated 1.6%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2017 Fund

Investments June 30, 2015

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Alabama - 1.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 463,258
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (b)	1,100,000	1,110,934
		1,574,192
Arizona - 1.7%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Proj.) Series 2015 A, 4% 6/1/17	500,000	529,370
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	162,545
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	449,532
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	296,705
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	541,605
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	270,968
		2,250,725
California - 7.3%
California Gen. Oblig. 5% 3/1/17	215,000	230,497
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	625,000	668,825
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	649,392
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,053,960
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	532,590
Series 2014 A, 5% 7/1/17	2,000,000	2,169,740
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	270,545
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	549,750
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	539,275
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	304,323
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,477,904
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	158,957
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	303,106
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	$ 400,000	$ 422,564
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	325,938
		9,657,366
Colorado - 0.6%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	420,000	452,575
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/17	250,000	270,283
		722,858
Connecticut - 3.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	455,000	461,811
Series 2014 A, 0.8%, tender 7/26/17 (b)	2,000,000	1,995,520
Series D, 5% 7/1/17	1,000,000	1,072,310
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	726,435
		4,256,076
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/17	1,000,000	1,081,130
Florida - 13.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	540,055
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Escrowed to Maturity)	75,000	80,342
Series 2009 A1, 5.5% 6/1/17	195,000	211,265
Series 2010 A1:
4% 6/1/17 (FSA Insured)	80,000	84,418
5% 6/1/17 (FSA Insured)	550,000	590,706
5.25% 6/1/17	1,930,000	2,081,910
Series 2012 A1, 5% 6/1/17	750,000	805,508
5.25% 6/1/17 (FSA Insured)	300,000	323,376
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	600,000	649,926
Florida Dept. of Trans. Tpk. Rev. Series 2013 B, 5% 7/1/17	1,500,000	1,626,375
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	$ 200,000	$ 209,222
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	625,000	673,656
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/17 (FSA Insured)	1,000,000	1,076,580
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	162,296
Miami-Dade County School Board Ctfs. of Prtn. Series 2007 A, 5% 5/1/18 (Pre-Refunded to 5/1/17 @ 100)	1,275,000	1,368,866
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,081,150
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,080,110
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,093,120
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/17	2,000,000	2,162,140
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (c)	500,000	541,790
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	372,239
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/17 (Escrowed to Maturity)	135,000	147,288
5% 10/1/17 (Escrowed to Maturity)	120,000	130,922
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	207,668
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	217,292
		17,518,220
Georgia - 3.6%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	287,094
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (b)	1,070,000	1,072,290
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	265,828
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/17	1,000,000	1,084,870
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	104,718
Series 2010, 5% 4/1/17	350,000	375,417
Series A, 5.25% 1/1/17	440,000	468,868
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series GG, 5% 1/1/17	$ 515,000	$ 547,842
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/17	565,000	600,962
		4,807,889
Illinois - 4.8%
Chicago Gen. Oblig.:
Series A, 5.5% 1/1/17 (FSA Insured)	300,000	314,082
5% 1/1/17 (AMBAC Insured)	650,000	671,054
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	358,531
Series 2011 D, 5% 1/1/17	500,000	519,610
Illinois Fin. Auth. Rev.:
Series 2007, 5% 7/1/17	500,000	540,055
Series 2011 A1, 4% 4/1/17	90,000	94,955
Series 2013, 5% 5/15/17	295,000	314,747
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	16,245
5% 7/1/17	200,000	216,022
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	518,010
Series 2012, 5% 3/1/17	1,000,000	1,050,850
Series 2014, 4% 2/1/17	1,000,000	1,032,470
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	269,230
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	145,411
5.5% 6/15/17 (FGIC Insured)	75,000	81,504
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	133,866
		6,276,642
Indiana - 0.6%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	500,000	507,875
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	225,000	238,777
		746,652
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 2.0%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	$ 500,000	$ 529,830
Series 2014, 5% 7/1/17	1,000,000	1,075,790
Series 2015, 5% 7/1/17 (a)	400,000	428,396
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	577,738
		2,611,754
Massachusetts - 4.5%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17 (Escrowed to Maturity)	850,000	904,468
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	500,000	532,390
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (b)(c)	850,000	854,565
Massachusetts Gen. Oblig.:
Series 2010 B, 5% 6/1/17	1,150,000	1,243,530
Series 2011 B, 5% 8/1/17	1,000,000	1,087,320
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	100,000	107,068
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,081,350
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	108,404
		5,919,095
Michigan - 8.3%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,604,790
Farmington Pub. School District Gen. Oblig. 4% 5/1/17 (FSA Insured)	1,000,000	1,053,940
Forest Hills Pub. Schools 4% 5/1/17	420,000	442,814
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,068,910
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (b)	575,000	581,555
Series 2010 F2, 1.5%, tender 3/1/17 (b)	1,960,000	1,981,834
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	247,514
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,107,880
Roseville Cmnty. Schools:
Series 2014, 5% 5/1/17	225,000	240,338
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Roseville Cmnty. Schools: - continued
5% 5/1/17	$ 1,090,000	$ 1,164,305
Royal Oak City School District 5% 5/1/17	200,000	214,460
Zeeland Pub. Schools 4% 5/1/17	200,000	210,418
		10,918,758
Minnesota - 0.8%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,092,840
Missouri - 0.9%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	363,650
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	787,882
		1,151,532
Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev.:
Series 2012 A, 5% 1/1/17	500,000	531,805
Series 2014, 4% 7/1/17	450,000	478,319
		1,010,124
Nevada - 2.9%
Clark County Arpt. Rev. 5% 7/1/17 (c)	1,000,000	1,074,770
Clark County School District:
Series 2007 C, 5% 6/15/17	500,000	539,870
Series 2014 A, 5.5% 6/15/17	2,000,000	2,178,700
		3,793,340
New Hampshire - 1.8%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,387,638
New Jersey - 5.7%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/17	1,000,000	1,064,980
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,050,190
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	530,000	562,293
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	2,085,000	2,208,036
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	656,860
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	322,227
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	$ 125,000	$ 132,204
4% 7/1/17	100,000	105,702
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	299,753
Series 2011 B, 5% 6/15/17	530,000	557,841
Series 2014 AA, 5% 6/15/17	500,000	526,265
		7,486,351
New York - 7.4%
Buffalo and Erie County Indl. Land Rev.Series 2015, 5% 7/1/17	175,000	188,013
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015, 5% 5/1/17	400,000	431,188
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	585,000	608,067
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	343,005
New York City Gen. Oblig.:
Series 2009 H1, 5% 3/1/17	2,310,000	2,474,518
Series 2011 B, 5% 8/1/17	1,680,000	1,823,438
Series 2015 A, 5% 8/1/17	2,000,000	2,170,760
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	431,498
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	107,359
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	239,063
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	216,230
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	766,757
		9,799,896
North Carolina - 0.6%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	409,120
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	420,312
		829,432
Ohio - 1.9%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	150,000	160,749
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	$ 1,000,000	$ 1,049,820
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	136,839
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	80,462
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	393,195
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	618,528
		2,439,593
Pennsylvania - 5.2%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	323,268
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	1,004,850
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	264,440
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	209,266
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,052,180
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,324,047
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A, 4% 2/1/17	1,000,000	1,050,930
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	537,845
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,079,080
		6,845,906
Pennsylvania, New Jersey - 0.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	585,916
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	1,000,000	1,043,380
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	138,330
Tennessee - 0.9%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (c)	1,130,000	1,215,417
Municipal Bonds - continued
	Principal Amount	Value
Texas - 6.5%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	$ 100,000	$ 108,293
Denton Independent School District Series 2011, 5% 8/15/17	500,000	543,595
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	448,847
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	5,000,000	5,499,193
Lower Colorado River Auth. Rev.:
Series 2013, 5% 5/15/17	650,000	700,375
5% 5/15/17	100,000	107,750
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	539,645
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	542,690
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	106,966
		8,597,354
Utah - 0.3%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	374,156
Washington - 6.3%
Energy Northwest Elec. Rev.:
(Proj. 1) Series 2007 C, 5% 7/1/17	1,325,000	1,436,631
(Proj. 3) Series 2007 A, 4.5% 7/1/17	2,800,000	3,008,348
Series 2014 A, 5% 7/1/17	1,250,000	1,355,313
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (c)	500,000	537,105
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,025,000	1,100,461
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	254,895
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	270,000	294,260
Series 2014 5% 3/1/17	350,000	373,604
		8,360,617
Wisconsin - 1.2%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	531,230
Wisconsin Gen. Oblig. Series 2014 B, 5% 5/1/17	1,000,000	1,078,350
		1,609,580
TOTAL MUNICIPAL BONDS (Cost $126,468,431)		127,102,759
Municipal Notes - 0.8%
	Principal Amount	Value
Kentucky - 0.8%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,055,967)	$ 1,000,000	$ 1,068,640
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $127,524,398)		128,171,399
NET OTHER ASSETS (LIABILITIES) - 2.8%		3,715,812
NET ASSETS - 100%		$ 131,887,211
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.7%
Health Care	13.3%
Electric Utilities	12.0%
Escrowed/Pre-Refunded	8.4%
Special Tax	7.2%
Transportation	6.6%
Education	6.1%
Others* (Individually Less Than 5%)	8.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $127,524,398)		$ 128,171,399
Cash		2,545,884
Receivable for fund shares sold		1,709
Interest receivable		1,781,420
Other receivables		732
Total assets		132,501,144

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 428,560
Payable for fund shares redeemed	126,652
Distributions payable	12,993
Accrued management fee	32,910
Distribution and service plan fees payable	1,848
Other affiliated payables	10,970
Total liabilities		613,933

Net Assets		$ 131,887,211
Net Assets consist of:
Paid in capital		$ 131,266,220
Distributions in excess of net investment income		(2,840)
Accumulated undistributed net realized gain (loss) on investments		(23,170)
Net unrealized appreciation (depreciation) on investments		647,001
Net Assets		$ 131,887,211

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($8,310,626 ÷ 792,341 shares)	$ 10.49

Maximum offering price per share (100/97.25 of $10.49)	$ 10.79
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($97,853,987 ÷ 9,330,115 shares)	$ 10.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,722,598 ÷ 2,452,556 shares)	$ 10.49

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2015
Investment Income
Interest		$ 1,580,431

Expenses
Management fee	$ 372,773
Transfer agent fees	124,268
Distribution and service plan fees	25,174
Independent trustees' compensation	517
Miscellaneous	168
Total expenses before reductions	522,900
Expense reductions	(2,576)	520,324
Net investment income (loss)		1,060,107
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,629
Change in net unrealized appreciation (depreciation) on investment securities		(754,576)
Net gain (loss)		(745,947)
Net increase (decrease) in net assets resulting from operations		$ 314,160

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2015	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,060,107	$ 828,257
Net realized gain (loss)	8,629	(31,757)
Change in net unrealized appreciation (depreciation)	(754,576)	1,113,821
Net increase (decrease) in net assets resulting from operations	314,160	1,910,321
Distributions to shareholders from net investment income	(1,058,902)	(829,746)
Distributions to shareholders from net realized gain	-	(5,852)
Total distributions	(1,058,902)	(835,598)
Share transactions - net increase (decrease)	39,912,368	41,533,513
Redemption fees	96	330
Total increase (decrease) in net assets	39,167,722	42,608,566

Net Assets
Beginning of period	92,719,489	50,110,923
End of period (including distributions in excess of net investment income of $2,840 and distributions in excess of net investment income of $4,046, respectively)	$ 131,887,211	$ 92,719,489

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2015	2014	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.066	.106	.128	.150	.012
Net realized and unrealized gain (loss)	(.060)	.183	(.087)	.480	(.011)
Total from investment operations	.006	.289	.041	.630	.001
Distributions from net investment income	(.066)	(.108)	(.129)	(.150)	(.011)
Distributions from net realized gain	-	(.001)	(.012)	-	-
Total distributions	(.066)	(.109)	(.141)	(.150)	(.011)
Redemption fees added to paid in capital E	- H	- H	- H	- H	-
Net asset value, end of period	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C, D	.06%	2.80%	.38%	6.34%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.65%	.63%A
Net investment income (loss)	.62%	1.01%	1.22%	1.45%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,311	$ 8,162	$ 4,973	$ 3,986	$ 2,618
Portfolio turnover rate	3%	0%	0%	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2017

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.092	.132	.155	.176	.014
Net realized and unrealized gain (loss)	(.059)	.183	(.088)	.480	(.010)
Total from investment operations	.033	.315	.067	.656	.004
Distributions from net investment income	(.093)	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	-	(.001)	(.012)	-	-
Total distributions	(.093)	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C	.31%	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	.87%	1.26%	1.47%	1.70%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,854	$ 68,931	$ 38,747	$ 27,328	$ 6,801
Portfolio turnover rate	3%	0%	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.092	.132	.155	.176	.015
Net realized and unrealized gain (loss)	(.059)	.183	(.088)	.480	(.011)
Total from investment operations	.033	.315	.067	.656	.004
Distributions from net investment income	(.093)	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	-	(.001)	(.012)	-	-
Total distributions	(.093)	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C	.31%	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	.87%	1.26%	1.47%	1.70%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,723	$ 15,627	$ 6,391	$ 3,841	$ 2,500
Portfolio turnover rate	3%	0%	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2019 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2015	Past 1 year	Life of fund A
Class A (incl. 2.75% sales charge)	-1.80%	2.74%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2019 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net asset 6 months ago
New York	19.1	19.6
Florida	16.8	15.1
New Jersey	10.8	11.6
Arizona	6.8	3.9
Texas	5.7	6.0
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.1	42.1
Transportation	15.2	14.3
Health Care	9.8	8.6
Education	7.6	6.3
Electric Utilities	6.6	6.4
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	3.9	4.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	3.6	4.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 8.6%	AAA 9.0%
AA,A 83.1%	AA,A 85.2%
BBB 4.3%	BBB 4.1%
Not Rated 1.2%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2019 Fund

Investments June 30, 2015

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Arizona - 6.8%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Proj.) Series 2015 A, 5% 6/1/19	$ 1,000,000	$ 1,132,590
(Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	270,000	305,470
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	396,935
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,086,670
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	731,495
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	685,464
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	571,845
		4,910,469
California - 5.7%
California Econ. Recovery Series A, 4.6% 7/1/19 (Escrowed to Maturity)	1,040,000	1,179,838
California Gen. Oblig. 5.5% 4/1/19	500,000	579,110
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	568,120
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	378,121
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (b)	1,000,000	1,116,750
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	239,450
		4,061,389
Connecticut - 0.7%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	486,833
Florida - 16.8%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/19	1,000,000	1,132,030
Series 2015 A, 5% 7/1/19	500,000	566,015
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	286,745
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	571,845
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	904,960
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	$ 455,000	$ 492,469
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,721,313
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,225,906
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/19	250,000	284,358
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,375,000	1,557,353
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,139,090
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,064,408
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (b)	500,000	568,030
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19	255,000	293,304
5% 10/1/19	245,000	282,568
		12,090,394
Georgia - 1.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (a)	1,000,000	1,020,580
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	226,694
		1,247,274
Illinois - 5.1%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,111,600
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	365,648
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,072,250
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,129,370
		3,678,868
Indiana - 0.4%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	286,448
Iowa - 1.3%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	939,078
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 1.6%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (b)	$ 1,000,000	$ 1,122,070
Michigan - 5.4%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,116,400
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	843,210
Royal Oak City School District 5% 5/1/19	700,000	791,714
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,127,050
		3,878,374
Minnesota - 1.2%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	881,108
Missouri - 0.4%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	273,273
New Jersey - 10.8%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19	105,000	113,268
Series 2014 PP, 5% 6/15/19	3,630,000	3,931,648
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	681,381
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	567,260
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	329,439
Series 2012 AA, 5% 6/15/19	2,000,000	2,159,220
		7,782,216
New Mexico - 1.0%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	685,464
New York - 19.1%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	307,016
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	272,170
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,281,260
5% 3/1/19	3,000,000	3,388,950
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	570,855
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	$ 1,000,000	$ 1,140,830
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	298,605
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	2,500,000	2,824,575
Series II, 4% 5/1/19	1,000,000	1,091,280
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,119,770
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	397,082
		13,692,393
Ohio - 2.8%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (First Energy Nuclear Generation Proj.) Series 2006 B, 4%, tender 6/3/19 (a)	1,000,000	1,046,000
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	922,004
		1,968,004
Oregon - 1.5%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (b)	1,000,000	1,091,510
Pennsylvania - 5.0%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	113,676
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	426,472
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	200,193
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	111,520
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,139,090
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	897,656
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	728,920
		3,617,527
Texas - 5.7%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	567,675
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (a)	$ 2,940,000	$ 2,980,837
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	572,450
		4,120,962
Virginia - 0.7%
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	500,000	507,565
Washington - 0.2%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	123,467
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (a)	500,000	498,025
Wisconsin - 2.6%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,138,300
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (a)	650,000	713,661
		1,851,961
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $68,653,753)	69,794,672
NET OTHER ASSETS (LIABILITIES) - 2.8%	2,043,278
NET ASSETS - 100%	$ 71,837,950
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	43.1%
Transportation	15.2%
Health Care	9.8%
Education	7.6%
Electric Utilities	6.6%
Special Tax	6.0%
Water & Sewer	5.2%
Others* (Individually Less Than 5%)	6.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $68,653,753)		$ 69,794,672
Cash		1,223,920
Receivable for fund shares sold		274
Interest receivable		872,055
Other receivables		429
Total assets		71,891,350

Liabilities
Payable for fund shares redeemed	$ 8,109
Distributions payable	19,447
Accrued management fee	18,146
Transfer agent fee payable	6,048
Distribution and service plan fees payable	1,650
Total liabilities		53,400

Net Assets		$ 71,837,950
Net Assets consist of:
Paid in capital		$ 70,605,415
Undistributed net investment income		16,908
Accumulated undistributed net realized gain (loss) on investments		74,708
Net unrealized appreciation (depreciation) on investments		1,140,919
Net Assets		$ 71,837,950

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($7,521,979 ÷ 703,859 shares)	$ 10.69

Maximum offering price per share (100/97.25 of $10.69)	$ 10.99
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($44,330,775 ÷ 4,148,250 shares)	$ 10.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,985,196 ÷ 1,870,088 shares)	$ 10.69

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2015

Investment Income
Interest		$ 1,460,647

Expenses
Management fee	$ 207,730
Transfer agent fees	69,250
Distribution and service plan fees	21,466
Independent trustees' compensation	292
Miscellaneous	96
Total expenses before reductions	298,834
Expense reductions	(1,142)	297,692
Net investment income (loss)		1,162,955
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		125,627
Change in net unrealized appreciation (depreciation) on investment securities		(589,161)
Net gain (loss)		(463,534)
Net increase (decrease) in net assets resulting from operations		$ 699,421

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2015	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,162,955	$ 839,100
Net realized gain (loss)	125,627	24,669
Change in net unrealized appreciation (depreciation)	(589,161)	963,210
Net increase (decrease) in net assets resulting from operations	699,421	1,826,979
Distributions to shareholders from net investment income	(1,148,149)	(839,107)
Share transactions - net increase (decrease)	15,731,072	19,707,336
Redemption fees	1,259	61
Total increase (decrease) in net assets	15,283,603	20,695,269

Net Assets
Beginning of period	56,554,347	35,859,078
End of period (including undistributed net investment income of $16,908 and undistributed net investment income of $2,102, respectively)	$ 71,837,950	$ 56,554,347

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2015	2014	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.157	.181	.199	.215	.017
Net realized and unrealized gain (loss)	(.052)	.242	(.170)	.721	(.051)
Total from investment operations	.105	.423	.029	.936	(.034)
Distributions from net investment income	(.155)	(.183)	(.199)	(.215)	(.016)
Distributions from net realized gain	-	-	-	(.001)	-
Total distributions	(.155)	(.183)	(.199)	(.216)	(.016)
Redemption fees added to paid in capital E	- H	- H	- H	- H	-
Net asset value, end of period	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C, D	.98%	4.06%	.24%	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.65%	.64%A
Net investment income (loss)	1.46%	1.71%	1.84%	2.06%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,522	$ 6,830	$ 8,173	$ 9,017	$ 5,092
Portfolio turnover rate	8%	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2019

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.184	.207	.226	.242	.019
Net realized and unrealized gain (loss)	(.052)	.242	(.170)	.720	(.050)
Total from investment operations	.132	.449	.056	.962	(.031)
Distributions from net investment income	(.182)	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	-	(.001)	-
Total distributions	(.182)	(.209)	(.226)	(.242)H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C	1.24%	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.71%	1.96%	2.09%	2.31%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,331	$ 36,135	$ 20,787	$ 15,946	$ 5,967
Portfolio turnover rate	8%	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.184	.207	.226	.241	.019
Net realized and unrealized gain (loss)	(.052)	.242	(.170)	.721	(.050)
Total from investment operations	.132	.449	.056	.962	(.031)
Distributions from net investment income	(.182)	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	-	(.001)	-
Total distributions	(.182)	(.209)	(.226)	(.242)H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C	1.24%	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.71%	1.96%	2.09%	2.31%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,985	$ 13,589	$ 6,899	$ 6,213	$ 5,050
Portfolio turnover rate	8%	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2015	Past 1 year	Life of fund A
Class A (incl. 2.75% sales charge)	-0.92%	3.72%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2021 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	12.9	10.5
New Jersey	11.0	12.4
Illinois	8.5	7.3
New York	7.9	8.8
Texas	7.8	7.8
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.2	38.1
Health Care	14.9	16.9
Transportation	12.5	13.3
Water & Sewer	9.9	5.1
Electric Utilities	9.1	8.6
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	5.9	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	5.2	5.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 1.6%	AAA 1.8%
AA,A 87.3%	AA,A 84.9%
BBB 8.2%	BBB 10.3%
BB and Below 1.0%	BB and Below 0.0%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2021 Fund

Investments June 30, 2015

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Arizona - 3.2%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 676,565
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	349,431
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	583,150
		1,609,146
California - 7.2%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	586,815
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	584,445
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,171,240
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	296,610
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	119,986
Series 2011 C, 5% 5/1/21 (a)	500,000	577,245
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	295,483
		3,631,824
Colorado - 0.8%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	413,522
Connecticut - 1.7%
Hartford Gen. Oblig. Series 2013 B, 4% 4/1/21	805,000	876,315
Florida - 12.9%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	579,335
Series 2015 A, 5% 7/1/21	500,000	579,335
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	294,858
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	886,088
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	870,833
Series 2012 A, 5% 7/1/21	500,000	580,250
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,157,780
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	$ 1,000,000	$ 1,167,230
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	379,249
		6,494,958
Georgia - 4.7%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,159,650
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	291,755
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	800,938
Series 2011 B, 5% 1/1/21	85,000	98,666
		2,351,009
Illinois - 8.5%
Chicago Gen. Oblig. 5% 1/1/21	500,000	512,765
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	458,696
Chicago Park District Gen. Oblig. Series 2014 D, 5% 1/1/21	1,000,000	1,083,620
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	572,019
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	542,410
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,149,960
		4,319,470
Indiana - 1.7%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	232,496
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	292,215
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	354,996
		879,707
Massachusetts - 1.4%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	235,544
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	461,253
		696,797
Michigan - 6.7%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	572,245
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	235,616
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	$ 500,000	$ 573,680
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,120,060
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	869,430
		3,371,031
Minnesota - 0.7%
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	300,000	349,065
Nebraska - 1.1%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	581,240
Nevada - 1.3%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	293,840
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	344,676
		638,516
New Jersey - 11.0%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	500,000	570,360
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	860,050
New Jersey Econ. Dev. Auth. Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,307,688
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	621,097
Series 2013 A, 5% 7/1/21	100,000	116,233
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,162,940
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	104,591
Series 2011 B, 5% 6/15/21	750,000	814,470
		5,557,429
New York - 7.9%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	560,505
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	569,690
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,170,030
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	$ 685,000	$ 803,642
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	670,974
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	232,710
		4,007,551
North Carolina - 2.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	232,372
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,168,660
		1,401,032
Oregon - 1.5%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	751,946
Pennsylvania - 4.6%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	407,010
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	757,330
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	566,060
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	577,390
		2,307,790
Pennsylvania, New Jersey - 0.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	379,148
South Carolina - 1.6%
Horry County School District Series 2011, 5% 3/1/21	700,000	821,919
Texas - 7.8%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	291,445
5% 7/15/21	750,000	874,335
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	290,583
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	442,844
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	585,460
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	590,560
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	$ 70,000	$ 81,449
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	234,504
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	565,235
		3,956,415
Washington - 6.0%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	782,764
King County Gen. Oblig. Series 2015 A, 5% 7/1/21	1,500,000	1,775,907
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	177,626
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	293,598
		3,029,895
Wisconsin - 2.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,172,310
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $48,078,166)	49,598,035
NET OTHER ASSETS (LIABILITIES) - 1.9%	944,960
NET ASSETS - 100%	$ 50,542,995
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.2%
Health Care	14.9%
Transportation	12.5%
Water & Sewer	9.9%
Electric Utilities	9.1%
Special Tax	7.1%
Education	6.3%
Others* (Individually Less Than 5%)	3.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $48,078,166)		$ 49,598,035
Cash		279,503
Interest receivable		709,820
Other receivables		235
Total assets		50,587,593

Liabilities
Payable for fund shares redeemed	$ 7,730
Distributions payable	17,824
Accrued management fee	12,699
Transfer agent fee payable	4,233
Distribution and service plan fees payable	2,112
Total liabilities		44,598

Net Assets		$ 50,542,995
Net Assets consist of:
Paid in capital		$ 48,951,706
Undistributed net investment income		3,626
Accumulated undistributed net realized gain (loss) on investments		67,794
Net unrealized appreciation (depreciation) on investments		1,519,869
Net Assets		$ 50,542,995

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($10,191,108 ÷ 941,262 shares)	$ 10.83

Maximum offering price per share (100/97.25 of $10.83)	$ 11.14
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($24,594,166 ÷ 2,271,551 shares)	$ 10.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,757,721 ÷ 1,455,421 shares)	$ 10.83

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2015
Investment Income
Interest		$ 1,283,233

Expenses
Management fee	$ 144,467
Transfer agent fees	48,159
Distribution and service plan fees	24,981
Independent trustees' compensation	206
Miscellaneous	68
Total expenses before reductions	217,881
Expense reductions	(747)	217,134
Net investment income (loss)		1,066,099
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		83,265
Change in net unrealized appreciation (depreciation) on investment securities		(299,664)
Net gain (loss)		(216,399)
Net increase (decrease) in net assets resulting from operations		$ 849,700

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2015	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,066,099	$ 931,239
Net realized gain (loss)	83,265	53,292
Change in net unrealized appreciation (depreciation)	(299,664)	1,163,953
Net increase (decrease) in net assets resulting from operations	849,700	2,148,484
Distributions to shareholders from net investment income	(1,065,265)	(931,249)
Distributions to shareholders from net realized gain	(56,405)	(118,166)
Total distributions	(1,121,670)	(1,049,415)
Share transactions - net increase (decrease)	7,804,053	5,481,587
Redemption fees	838	42
Total increase (decrease) in net assets	7,532,921	6,580,698

Net Assets
Beginning of period	43,010,074	36,429,376
End of period (including undistributed net investment income of $3,626 and undistributed net investment income of $2,792, respectively)	$ 50,542,995	$ 43,010,074

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2015	2014	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.221	.240	.242	.248	.017
Net realized and unrealized gain (loss)	(.016)	.324	(.250)	.906	(.040)
Total from investment operations	.205	.564	(.008)	1.154	(.023)
Distributions from net investment income	(.221)	(.240)	(.242)	(.248)	(.017)
Distributions from net realized gain	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.235)	(.274)	(.262)	(.274)	(.017)
Redemption fees added to paid in capital E	- H	- H	- H	- H	-
Net asset value, end of period	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C, D	1.89%	5.44%	(.15)%	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.65%	.63%A
Net investment income (loss)	2.02%	2.26%	2.19%	2.34%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,191	$ 9,189	$ 8,664	$ 8,546	$ 5,168
Portfolio turnover rate	5%	6%	12%	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2021

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.248	.266	.269	.275	.019
Net realized and unrealized gain (loss)	(.016)	.325	(.250)	.905	(.040)
Total from investment operations	.232	.591	.019	1.180	(.021)
Distributions from net investment income	(.248)	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.262)	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C	2.14%	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.27%	2.51%	2.44%	2.59%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,594	$ 23,718	$ 20,604	$ 20,274	$ 5,921
Portfolio turnover rate	5%	6%	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.247	.266	.269	.274	.020
Net realized and unrealized gain (loss)	(.015)	.325	(.250)	.906	(.041)
Total from investment operations	.232	.591	.019	1.180	(.021)
Distributions from net investment income	(.248)	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.262)	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C	2.14%	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.27%	2.51%	2.44%	2.60%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,758	$ 10,103	$ 7,161	$ 6,367	$ 5,008
Portfolio turnover rate	5%	6%	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2023 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2015	Past 1 year	Life of fund A
Class A (incl. 2.75% sales charge)	-0.28%	0.40%

A From April 23, 2013.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2023 Fund - Class A on April 23, 2013, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2023 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
New York	14.9	14.3
Illinois	13.8	13.2
New Jersey	8.3	9.6
California	6.7	11.6
Michigan	6.0	4.1
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.6	36.1
Health Care	15.3	14.9
Transportation	12.5	14.2
Electric Utilities	10.4	5.5
Special Tax	8.8	9.9
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	7.8	8.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	6.7	7.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 3.5%	AAA 4.0%
AA,A 85.9%	AA,A 84.2%
BBB 7.6%	BBB 8.6%
BB and Below 0.9%	BB and Below 0.0%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2023 Fund

Investments June 30, 2015

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Arizona - 4.7%
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	$ 200,000	$ 236,628
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	291,058
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	500,000	598,380
		1,126,066
California - 6.7%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	116,103
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	299,115
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	450,176
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	68,027
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	147,732
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	240,254
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	293,418
		1,614,825
Colorado - 1.5%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	236,436
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	120,529
		356,965
Connecticut - 4.3%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	115,275
Hartford Gen. Oblig.:
Series 2013, 5% 4/1/23	300,000	345,609
5% 4/1/23	500,000	576,015
		1,036,899
Florida - 5.2%
Broward County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/23	250,000	292,035
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	582,885
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Expressway Auth. Series 2014 A, 4% 7/1/23	$ 200,000	$ 220,226
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	168,587
		1,263,733
Georgia - 2.3%
Atlanta Arpt. Rev. 5% 1/1/23	250,000	294,858
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	248,312
		543,170
Illinois - 13.8%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	238,728
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	300,000	349,578
5% 1/1/23	400,000	466,104
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	227,504
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	216,050
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	291,171
Series 2014, 5% 2/1/23	250,000	269,568
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	500,000	581,215
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	90,895
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	467,228
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,444
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	95,815
		3,313,300
Indiana - 1.2%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	291,615
Louisiana - 2.6%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	615,497
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 0.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 50,000	$ 61,941
Michigan - 6.0%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	57,706
Farmington Pub. School District Gen. Oblig. 5% 5/1/23 (FSA Insured)	500,000	583,245
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	453,441
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	359,268
		1,453,660
Minnesota - 1.2%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	291,168
Nebraska - 3.7%
Omaha Pub. Pwr. District Series 2015 A, 5% 2/1/23	750,000	886,495
Nevada - 2.4%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	131,069
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	441,788
		572,857
New Jersey - 8.3%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	288,373
New Jersey Econ. Dev. Auth. Rev. Series 2013, 5% 3/1/23	550,000	593,065
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	117,680
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	230,518
Series 2013, 5% 7/1/23	200,000	233,158
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	286,093
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	238,596
		1,987,483
Municipal Bonds - continued
	Principal Amount	Value
New York - 14.9%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	$ 250,000	$ 291,448
Series 2014 B, 5% 7/1/23	250,000	291,448
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	712,848
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 C, 5% 3/15/23	500,000	595,435
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	500,000	584,010
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	764,250
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	353,751
		3,593,190
Ohio - 3.8%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	449,536
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	114,324
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	361,347
		925,207
Oregon - 1.2%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	293,410
Pennsylvania - 4.4%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	360,536
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	584,070
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	117,285
		1,061,891
Rhode Island - 1.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	281,038
Texas - 3.4%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	166,027
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lower Colorado River Auth. Rev. Series 2015 B, 5% 5/15/23	$ 250,000	$ 292,390
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/23	300,000	352,032
		810,449
Washington - 4.8%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	59,463
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	290,278
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	351,129
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	332,622
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	131,579
		1,165,071
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $23,363,507)	23,545,930
NET OTHER ASSETS (LIABILITIES) - 2.1%	515,199
NET ASSETS - 100%	$ 24,061,129
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.6%
Health Care	15.3%
Transportation	12.5%
Electric Utilities	10.4%
Special Tax	8.8%
Water & Sewer	5.2%
Others* (Individually Less Than 5%)	9.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $23,363,507)		$ 23,545,930
Cash		233,477
Interest receivable		302,498
Other receivables		153
Total assets		24,082,058

Liabilities
Payable for fund shares redeemed	$ 2,605
Distributions payable	9,297
Accrued management fee	6,034
Transfer agent fee payable	2,010
Distribution and service plan fees payable	983
Total liabilities		20,929

Net Assets		$ 24,061,129
Net Assets consist of:
Paid in capital		$ 23,891,278
Undistributed net investment income		310
Accumulated undistributed net realized gain (loss) on investments		(12,882)
Net unrealized appreciation (depreciation) on investments		182,423
Net Assets		$ 24,061,129

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($4,724,366 ÷ 474,908 shares)	$ 9.95

Maximum offering price per share (100/97.25 of $9.95)	$ 10.23
Municipal Income 2023: Net Asset Value, offering price and redemption price per share ($11,424,081 ÷ 1,148,410 shares)	$ 9.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,912,682 ÷ 795,417 shares)	$ 9.95

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2015

Investment Income
Interest		$ 601,099

Expenses
Management fee	$ 67,947
Transfer agent fees	22,648
Distribution and service plan fees	12,029
Independent trustees' compensation	95
Miscellaneous	31
Total expenses before reductions	102,750
Expense reductions	(316)	102,434
Net investment income (loss)		498,665
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		19,086
Change in net unrealized appreciation (depreciation) on investment securities		(13,366)
Net gain (loss)		5,720
Net increase (decrease) in net assets resulting from operations		$ 504,385

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2015	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 498,665	$ 312,162
Net realized gain (loss)	19,086	(17,361)
Change in net unrealized appreciation (depreciation)	(13,366)	752,707
Net increase (decrease) in net assets resulting from operations	504,385	1,047,508
Distributions to shareholders from net investment income	(498,361)	(312,158)
Share transactions - net increase (decrease)	4,591,029	8,594,451
Redemption fees	176	655
Total increase (decrease) in net assets	4,597,229	9,330,456

Net Assets
Beginning of period	19,463,900	10,133,444
End of period (including undistributed net investment income of $310 and undistributed net investment income of $0, respectively)	$ 24,061,129	$ 19,463,900

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.202	.199	.010
Net realized and unrealized gain (loss)	.050	.429	(.530)
Total from investment operations	.252	.628	(.520)
Distributions from net investment income	(.202)	(.198)	(.010)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 9.95	$ 9.90	$ 9.47
Total ReturnB, C, D	2.54%	6.72%	(5.20)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.62%A
Net investment income (loss)	2.01%	2.08%	.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,724	$ 4,827	$ 2,370
Portfolio turnover rate	16%	3%	4% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period April 23, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2023

Years ended June 30,	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.227	.223	.015
Net realized and unrealized gain (loss)	.050	.429	(.530)
Total from investment operations	.277	.652	(.515)
Distributions from net investment income	(.227)	(.222)	(.015)
Redemption fees added to paid in capital D, G	-	-	-
Net asset value, end of period	$ 9.95	$ 9.90	$ 9.47
Total ReturnB, C	2.80%	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.37%A
Net investment income (loss)	2.26%	2.34%	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,424	$ 9,264	$ 5,383
Portfolio turnover rate	16%	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.227	.224	.015
Net realized and unrealized gain (loss)	.050	.428	(.530)
Total from investment operations	.277	.652	(.515)
Distributions from net investment income	(.227)	(.222)	(.015)
Redemption fees added to paid in capital D, G	-	-	-
Net asset value, end of period	$ 9.95	$ 9.90	$ 9.47
Total ReturnB, C	2.80%	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.37%A
Net investment income (loss)	2.26%	2.33%	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,913	$ 5,374	$ 2,380
Portfolio turnover rate	16%	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2015

1. Organization.

Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 27, 2014, Fidelity Municipal Income 2015 Fund was closed to new accounts with certain exceptions.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Municipal Income 2015 Fund	$ 31,820,000	$ -	$ -	$ -
Fidelity Municipal Income 2017 Fund	127,524,174	889,452	(242,227)	647,225
Fidelity Municipal Income 2019 Fund	68,653,753	1,416,634	(275,715)	1,140,919
Fidelity Municipal Income 2021 Fund	48,078,166	1,718,917	(199,048)	1,519,869
Fidelity Municipal Income 2023 Fund	23,363,469	396,027	(213,566)	182,461

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2017 Fund	$ -	$ -	$ (22,402)	$ 647,225
Fidelity Municipal Income 2019 Fund	16,908	74,708	-	1,140,919
Fidelity Municipal Income 2021 Fund	3,626	67,794	-	1,519,869
Fidelity Municipal Income 2023 Fund	273	-	(12,882)	182,461

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

		No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity Municipal Income 2017 Fund	$ (47)	$ (22,355)	$ (22,402)
Fidelity Municipal Income 2023 Fund	(12,882)	-	(12,882)

Fidelity Municipal Income 2017 Fund intends to elect to defer to its next fiscal year $768 of capital losses recognized during the period November 1, 2014 to June 30, 2015.

The tax character of distributions paid was as follows:

June 30, 2015
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2015 Fund	$ 450,599	$ 132,569	$ 583,168
Fidelity Municipal Income 2017 Fund	1,058,902	-	1,058,902
Fidelity Municipal Income 2019 Fund	1,148,149	-	1,148,149
Fidelity Municipal Income 2021 Fund	1,065,265	56,404	1,121,669
Fidelity Municipal Income 2023 Fund	498,361	-	498,361
June 30, 2014
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2015 Fund	$ 710,520	$ -	$ -	$ 710,520
Fidelity Municipal Income 2017 Fund	829,746	5,852	-	835,598
Fidelity Municipal Income 2019 Fund	839,107	-	-	839,107
Fidelity Municipal Income 2021 Fund	931,249	-	118,166	1,049,415
Fidelity Municipal Income 2023 Fund	312,158	-	-	312,158

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

These redemption fees were eliminated from the Fidelity Municipal Income 2015 Fund effective February 2, 2015.

Annual Report

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	-	60,576,654
Fidelity Municipal Income 2017 Fund	50,913,484	3,307,074
Fidelity Municipal Income 2019 Fund	22,230,046	5,383,451
Fidelity Municipal Income 2021 Fund	10,176,385	2,494,961
Fidelity Municipal Income 2023 Fund	8,576,985	3,413,856

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 17,512	$ -
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 25,174	$ 2,026
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 21,466	$ 8,220
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 24,981	$ 9,351
Fidelity Municipal Income 2023 Fund
Class A	.25%	$ 12,029	$ 12,029

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 310
Fidelity Municipal Income 2017 Fund
Class A	$ 348

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Retained by FDC
Fidelity Municipal Income 2019 Fund
Class A	$ 1,562
Fidelity Municipal Income 2021 Fund
Class A	$ 1,376
Fidelity Municipal Income 2023 Fund
Class A	$ 642

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 7,002
Municipal Income 2015	56,010
Institutional Class	4,944
$ 67,956
Fidelity Municipal Income 2017 Fund
Class A	$ 10,071
Municipal Income 2017	94,068
Institutional Class	20,129
$ 124,268
Fidelity Municipal Income 2019 Fund
Class A	$ 8,588
Municipal Income 2019	42,574
Institutional Class	18,088
$ 69,250
Fidelity Municipal Income 2021 Fund
Class A	$ 9,994
Municipal Income 2021	25,139
Institutional Class	13,026
$ 48,159

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Municipal Income 2023 Fund
Class A	$ 4,813
Municipal Income 2023	10,995
Institutional Class	6,840
$ 22,648

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Funds. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Funds.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 118
Fidelity Municipal Income 2017 Fund	168
Fidelity Municipal Income 2019 Fund	96
Fidelity Municipal Income 2021 Fund	68
Fidelity Municipal Income 2023 Fund	31

During the period, the Funds did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Municipal Income 2015 Fund	$ 1,073
Fidelity Municipal Income 2017 Fund	2,576
Fidelity Municipal Income 2019 Fund	1,142
Fidelity Municipal Income 2021 Fund	747
Fidelity Municipal Income 2023 Fund	316

Annual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2015	2014
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 30,985	$ 50,665
Municipal Income 2015	385,669	604,650
Institutional Class	33,945	55,205
Total	$ 450,599	$ 710,520
From net realized gain
Class A	$ 13,672	$ -
Municipal Income 2015	110,125	-
Institutional Class	8,772	-
Total	$ 132,569	$ -
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 62,444	$ 69,462
Municipal Income 2017	820,701	658,943
Institutional Class	175,757	101,341
Total	$ 1,058,902	$ 829,746
From net realized gain
Class A	$ -	$ 432
Municipal Income 2017	-	4,735
Institutional Class	-	685
Total	$ -	$ 5,852
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 123,060	$ 117,596
Municipal Income 2019	720,200	530,099
Institutional Class	304,889	191,412
Total	$ 1,148,149	$ 839,107
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 200,894	$ 189,266
Municipal Income 2021	570,180	536,307
Institutional Class	294,191	205,676
Total	$ 1,065,265	$ 931,249
From net realized gain
Class A	$ 11,579	$ 27,792
Municipal Income 2021	30,850	67,843
Institutional Class	13,976	22,531
Total	$ 56,405	$ 118,166

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders - continued

Years ended June 30,	2015	2014
From net investment income
Fidelity Municipal Income 2023 Fund
Class A	$ 96,478	$ 68,655
Municipal Income 2023	247,684	158,900
Institutional Class	154,199	84,603
Total	$ 498,361	$ 312,158

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended June 30,	2015	2014	2015	2014
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	-	620,865	$ -	$ 6,358,218
Reinvestment of distributions	4,355	4,661	44,407	47,734
Shares redeemed	(497,559)	(623,654)	(5,067,239)	(6,386,439)
Net increase (decrease)	(493,204)	1,872	$ (5,022,832)	$ 19,513
Municipal Income 2015
Shares sold	-	4,589,724	$ -	$ 46,998,387
Reinvestment of distributions	38,193	49,423	389,471	506,174
Shares redeemed	(4,141,261)	(3,088,049)	(42,277,327)	(31,630,028)
Net increase (decrease)	(4,103,068)	1,551,098	$ (41,887,856)	$ 15,874,533
Institutional Class
Shares sold	-	447,127	$ -	$ 4,579,387
Reinvestment of distributions	3,810	4,325	38,863	44,299
Shares redeemed	(460,884)	(250,671)	(4,706,626)	(2,567,239)
Net increase (decrease)	(457,074)	200,781	$ (4,667,763)	$ 2,056,447
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	734,986	716,726	$ 7,750,986	$ 7,519,057
Reinvestment of distributions	5,477	5,882	57,674	61,698
Shares redeemed	(722,035)	(428,404)	(7,596,144)	(4,495,669)
Net increase (decrease)	18,428	294,204	$ 212,516	$ 3,085,086

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2015	2014	2015	2014
Municipal Income 2017
Shares sold	6,173,161	4,164,935	$ 65,036,725	$ 43,634,542
Reinvestment of distributions	62,140	51,953	654,236	544,659
Shares redeemed	(3,441,441)	(1,418,358)	(36,209,000)	(14,837,183)
Net increase (decrease)	2,793,860	2,798,530	$ 29,481,961	$ 29,342,018
Institutional Class
Shares sold	1,345,674	1,276,022	$ 14,161,984	$ 13,413,376
Reinvestment of distributions	16,027	8,657	168,729	90,806
Shares redeemed	(390,908)	(419,405)	(4,112,822)	(4,397,773)
Net increase (decrease)	970,793	865,274	$ 10,217,891	$ 9,106,409
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	647,297	160,576	$ 6,969,912	$ 1,707,619
Reinvestment of distributions	11,112	10,820	119,567	114,728
Shares redeemed	(590,622)	(313,592)	(6,339,530)	(3,312,287)
Net increase (decrease)	67,787	(142,196)	$ 749,949	$ (1,489,940)
Municipal Income 2019
Shares sold	1,889,867	2,040,408	$ 20,329,312	$ 21,672,974
Reinvestment of distributions	48,982	38,998	526,873	414,185
Shares redeemed	(1,155,645)	(693,849)	(12,418,343)	(7,354,358)
Net increase (decrease)	783,204	1,385,557	$ 8,437,842	$ 14,732,801
Institutional Class
Shares sold	1,192,982	792,719	$ 12,850,827	$ 8,426,700
Reinvestment of distributions	23,376	14,695	251,385	156,076
Shares redeemed	(611,694)	(198,985)	(6,558,931)	(2,118,301)
Net increase (decrease)	604,664	608,429	$ 6,543,281	$ 6,464,475
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	337,731	215,825	$ 3,702,887	$ 2,299,866
Reinvestment of distributions	18,467	19,220	202,045	203,473
Shares redeemed	(260,884)	(209,145)	(2,847,893)	(2,208,071)
Net increase (decrease)	95,314	25,900	$ 1,057,039	$ 295,268
Municipal Income 2021
Shares sold	791,444	744,510	$ 8,664,090	$ 7,888,965
Reinvestment of distributions	38,529	41,033	421,478	434,402
Shares redeemed	(741,853)	(552,198)	(8,095,156)	(5,821,484)
Net increase (decrease)	88,120	233,345	$ 990,412	$ 2,501,883

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2015	2014	2015	2014
Institutional Class
Shares sold	761,825	384,256	$ 8,335,732	$ 4,081,286
Reinvestment of distributions	23,388	19,383	255,812	205,401
Shares redeemed	(259,815)	(151,348)	(2,834,942)	(1,602,251)
Net increase (decrease)	525,398	252,291	$ 5,756,602	$ 2,684,436
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	138,656	237,566	$ 1,395,740	$ 2,287,073
Reinvestment of distributions	8,783	6,495	88,484	62,556
Shares redeemed	(159,919)	(6,943)	(1,596,486)	(67,435)
Net increase (decrease)	(12,480)	237,118	$ (112,262)	$ 2,282,194
Municipal Income 2023
Shares sold	764,466	419,413	$ 7,708,480	$ 4,030,028
Reinvestment of distributions	21,193	15,067	213,479	144,886
Shares redeemed	(572,692)	(67,572)	(5,746,980)	(644,775)
Net increase (decrease)	212,967	366,908	$ 2,174,979	$ 3,530,139
Institutional Class
Shares sold	349,204	284,193	$ 3,495,722	$ 2,714,316
Reinvestment of distributions	10,366	7,048	104,377	67,802
Shares redeemed	(106,801)	-	(1,071,787)	-
Net increase (decrease)	252,769	291,241	$ 2,528,312	$ 2,782,118

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2021 Fund	16%
Fidelity Municipal Income 2023 Fund	30%

Subsequent to period end, on July 10, 2015, the Fidelity Municipal Income 2015 Fund distributed all of its net assets to its shareholders pursuant to a Plan of Liquidation and Dissolution approved by the Board of Trustees.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (funds of Fidelity Salem Street Trust), including the schedules of investments, as of June 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund as of June 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 14, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversees 215 funds. Mr. von Kuhn oversees 93 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Municipal Income 2017 Fund Class A	08/10/15	08/07/15	$0.000	$0.000
Fidelity Municipal Income 2019 Fund Class A	08/10/15	08/07/15	$0.000	$0.012
Fidelity Municipal Income 2021 Fund Class A	08/10/15	08/07/15	$0.000	$0.015
Fidelity Municipal Income 2023 Fund Class A	08/10/15	08/07/15	$0.000	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Municipal Income 2015 Fund	$149,453
Fidelity Municipal Income 2019 Fund	$82,707
Fidelity Municipal Income 2021 Fund	$77,540

During fiscal year ended 2015, 100% of each fund's income dividends were free from federal income tax, and 4.57%, 4.56%, 5.06%, 3.37% and 5.85% of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ADMI-UANN-0815
1.926285.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2015 Fund - Institutional Class

Fidelity Advisor Municipal Income 2017 Fund - Institutional Class

Fidelity Advisor Municipal Income 2019 Fund - Institutional Class

Fidelity Advisor Municipal Income 2021 Fund - Institutional Class

Fidelity Advisor Municipal Income 2023 Fund - Institutional Class

(To be renamed
Class I effective
July 1, 2015)

Annual Report

June 30, 2015

(Fidelity Cover Art)

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

Contents

Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor® Municipal Income 2015 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2017 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2019 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2021 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2023 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Tax-free municipal bonds posted only a modest positive return for the 12 months ending June 30, 2015, influenced by unfavorable supply-and-demand dynamics as the period progressed. The Barclays® Municipal Bond Index returned 3.00%. The strongest performance occurred in the first half of the period, when many issuers exercised a level of fiscal conservatism that led to limited supply. Later in the period, new issuance increased strongly and negative headlines related to a few isolated issuers weighed on the market. Much of this new issuance was used for the purpose of refunding existing debt. Pension underfunding and partisan squabbling in Illinois, New Jersey and the city of Chicago, along with an evolving debt crisis in Puerto Rico, gave muni investors pause, despite a stable credit environment for U.S. states and local governments more broadly. Muni bonds still managed to outperform the broader taxable investment-grade bond market the past 12 months. The tax advantages of munis continued to appeal to investors, in light of higher federal income-tax rates for top earners that took effect in 2013, as well as the 3.8% Medicare tax on unearned, non-municipal investment income.

Comments from Co-Portfolio Manager Kevin Ramundo: For the year, the funds' share classes, by and large, trailed their respective Barclays defined-maturity benchmarks. (For specific class-level results, please refer to the Performance section of this report.) It should be noted that the 2015 fund reached its target end date and was liquidated on July 10, 2015, distributing its assets in cash to shareholders. As a result, comparisons with its benchmark are not relevant. We focused on generating attractive income for the funds and protecting shareholder capital, keeping the portfolios' interest-rate sensitivity in line with their respective benchmarks. We evaluated bonds based on their yields, as well as their potential for price appreciation. The funds' performance was hurt by having more exposure than their respective benchmarks to some issuers facing budget and pension challenges, particularly New Jersey state-backed bonds and Illinois general-obligation bonds. With the exception of the 2019 portfolio, the funds also were hurt by overweightings in bonds issued by Chicago and the city's related entities. The managers' decision to overweight health care bonds helped relatively performance. The funds' overweighting in lower-rated investment-grade securities was another plus.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 998.90	$ 3.22
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,000.10	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.10	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,001.10	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,002.30	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,002.30	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,004.20	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,005.50	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,005.50	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 999.70	$ 3.22
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,000.90	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.90	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000.00	$ 995.80	$ 3.22
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2023	.40%
Actual		$ 1,000.00	$ 997.00	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 997.00	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor® Municipal Income 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2015	Past 1 year	Life of fund A
Institutional Class	0.02%	1.32%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income 2015 Fund - Institutional Class on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
New York	10.0	9.8
Massachusetts	9.0	6.5
Arizona	7.3	7.0
Illinois	5.5	11.4
New Jersey	4.3	10.0
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Transportation	14.2	15.3
Health Care	12.5	14.6
Education	11.6	9.7
Electric Utilities	11.2	14.2
General Obligations	8.2	23.6
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	0.1	0.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	0.0	0.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 0.4%	AAA 0.7%
AA,A 61.6%	AA,A 85.0%
BBB 4.9%	BBB 9.5%
BB and Below 1.6%	BB and Below 1.2%
Not Rated 0.7%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 30.8%	Short-Term Investments and Net Other Assets 3.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2015 Fund

Investments June 30, 2015

Showing Percentage of Net Assets

Municipal Bonds - 69.2%
	Principal Amount	Value
Arizona - 7.3%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 100,000
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,750,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	870,000
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	310,000
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15 (Escrowed to Maturity)	350,000	350,000
		3,380,000
California - 2.1%
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	750,000
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	200,000
		950,000
Connecticut - 3.8%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,000,000
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	750,000
		1,750,000
Florida - 3.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,000,000
Port Saint Lucie Gen. Oblig. Series 2014, 2% 7/1/15	505,000	505,000
		1,505,000
Hawaii - 1.1%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	500,000
Illinois - 5.5%
Illinois Gen. Oblig. Series 2013, 4% 7/1/15	1,500,000	1,500,000
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,015,000
		2,515,000
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 2.6%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,000,000
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	200,000
		1,200,000
Maryland - 1.1%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	520,000
Massachusetts - 9.0%
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	750,000	750,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	3,380,000	3,380,000
		4,130,000
Michigan - 1.6%
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	750,000
Missouri - 3.7%
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,705,000
Nevada - 4.1%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	20,000	20,000
Series 2013 C1, 2.5% 7/1/15 (b)	380,000	380,000
5% 7/1/15 (b)	1,500,000	1,500,000
		1,900,000
New Jersey - 4.3%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	1,975,000	1,975,000
New Mexico - 2.0%
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	900,000
New York - 10.0%
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	730,000
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	500,000
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (a)	1,250,000	1,250,000
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
Series 2010 A, 5% 7/1/15	$ 1,420,000	$ 1,420,000
Series 2012 A, 3% 7/1/15	235,000	235,000
Saratoga County Cap. Resources Rev. Series A, 3% 7/1/15	380,000	380,000
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	100,000
		4,615,000
Ohio - 2.2%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,000,000
Pennsylvania - 2.9%
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/15 (Escrowed to Maturity)	820,000	820,000
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/15 (FSA Insured)	500,000	500,000
		1,320,000
Texas - 2.6%
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	580,000
Series A, 5% 7/1/15	125,000	125,000
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	500,000
		1,205,000
TOTAL INVESTMENT PORTFOLIO - 69.2% (Cost $31,820,000)	31,820,000
NET OTHER ASSETS (LIABILITIES) - 30.8%	14,135,055
NET ASSETS - 100%	$ 45,955,055
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Other	30.8%
Transportation	14.2%
Health Care	12.5%
Education	11.6%
Electric Utilities	11.2%
General Obligations	8.2%
Others* (Individually Less Than 5%)	11.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $31,820,000)		$ 31,820,000
Cash		13,476,866
Interest receivable		718,294
Other receivables		513
Total assets		46,015,673

Liabilities
Payable for fund shares redeemed	$ 40,921
Distributions payable	3,112
Accrued management fee	11,779
Transfer agent fee payable	3,926
Distribution and service plan fees payable	880
Total liabilities		60,618

Net Assets		$ 45,955,055
Net Assets consist of:
Paid in capital		$ 45,955,055
Net Assets		$ 45,955,055

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($3,611,359 ÷ 355,728 shares)	$ 10.15

Maximum offering price per share (100/97.25 of $10.15)	$ 10.44
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($38,998,606 ÷ 3,841,371 shares)	$ 10.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,345,090 ÷ 329,490 shares)	$ 10.15

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2015
Investment Income
Interest		$ 735,197

Expenses
Management fee	$ 203,892
Transfer agent fees	67,956
Distribution and service plan fees	17,512
Independent trustees' compensation	326
Miscellaneous	118
Total expenses before reductions	289,804
Expense reductions	(1,073)	288,731
Net investment income (loss)		446,466
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		202,645
Change in net unrealized appreciation (depreciation) on investment securities		(640,083)
Net gain (loss)		(437,438)
Net increase (decrease) in net assets resulting from operations		$ 9,028

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2015	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 446,466	$ 710,509
Net realized gain (loss)	202,645	(44,106)
Change in net unrealized appreciation (depreciation)	(640,083)	168,389
Net increase (decrease) in net assets resulting from operations	9,028	834,792
Distributions to shareholders from net investment income	(450,599)	(710,520)
Distributions to shareholders from net realized gain	(132,569)	-
Total distributions	(583,168)	(710,520)
Share transactions - net increase (decrease)	(51,578,451)	17,950,493
Redemption fees	75	1,545
Total increase (decrease) in net assets	(52,152,516)	18,076,310

Net Assets
Beginning of period	98,107,571	80,031,261
End of period (including undistributed net investment income of $0 and undistributed net investment income of $3,472, respectively)	$ 45,955,055	$ 98,107,571

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2015	2014	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.044	.054	.074	.095	.005
Net realized and unrealized gain (loss)	(.067)	.010	- H	.191	.039
Total from investment operations	(.023)	.064	.074	.286	.044
Distributions from net investment income	(.045)	(.054)	(.074)	(.096)	(.004)
Distributions from net realized gain	(.022)	-	-	-	-
Total distributions	(.067)	(.054)	(.074)	(.096)	(.004)
Redemption fees added to paid in capital E	- H	- H	- H	-	-
Net asset value, end of period	$ 10.15	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C, D	(.23)%	.63%	.72%	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.65%	.63%A
Net investment income (loss)	.43%	.53%	.72%	.94%	.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,611	$ 8,694	$ 8,662	$ 5,045	$ 3,027
Portfolio turnover rate	0%	10%	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2015

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.070	.079	.099	.120	.007
Net realized and unrealized gain (loss)	(.068)	.011	.001	.192	.040
Total from investment operations	.002	.090	.100	.312	.047
Distributions from net investment income	(.070)	(.080)	(.100)	(.122)	(.007)
Distributions from net realized gain	(.022)	-	-	-	-
Total distributions	(.092)	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- G	- G	- G	-	-
Net asset value, end of period	$ 10.15	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C	.02%	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	.68%	.78%	.97%	1.19%	.63%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,999	$ 81,358	$ 65,379	$ 46,034	$ 10,456
Portfolio turnover rate	0%	10%	0%	3%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.070	.079	.099	.121	.007
Net realized and unrealized gain (loss)	(.068)	.011	.001	.191	.040
Total from investment operations	.002	.090	.100	.312	.047
Distributions from net investment income	(.070)	(.080)	(.100)	(.122)	(.007)
Distributions from net realized gain	(.022)	-	-	-	-
Total distributions	(.092)	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- G	- G	- G	-	-
Net asset value, end of period	$ 10.15	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C	.02%	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	.68%	.78%	.97%	1.19%	.63%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,345	$ 8,055	$ 5,990	$ 4,667	$ 2,572
Portfolio turnover rate	0%	10%	0%	3%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2017 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2015	Past 1 year	Life of fund A
Institutional Class	0.31%	2.56%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2017 Fund - Institutional Class on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.3	10.7
Michigan	8.3	6.7
New York	7.4	8.1
California	7.3	8.5
Texas	6.5	7.8
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.7	36.3
Health Care	13.3	14.0
Electric Utilities	12.0	13.5
Escrowed/Pre-Refunded	8.4	5.9
Special Tax	7.2	8.5
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	1.9	2.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	1.8	2.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 3.8%	AAA 4.0%
AA,A 76.1%	AA,A 77.6%
BBB 14.1%	BBB 14.4%
BB and Below 1.6%	BB and Below 0.4%
Not Rated 1.6%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2017 Fund

Investments June 30, 2015

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Alabama - 1.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 463,258
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (b)	1,100,000	1,110,934
		1,574,192
Arizona - 1.7%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Proj.) Series 2015 A, 4% 6/1/17	500,000	529,370
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	162,545
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	449,532
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	296,705
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	541,605
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	270,968
		2,250,725
California - 7.3%
California Gen. Oblig. 5% 3/1/17	215,000	230,497
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	625,000	668,825
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	649,392
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,053,960
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	532,590
Series 2014 A, 5% 7/1/17	2,000,000	2,169,740
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	270,545
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	549,750
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	539,275
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	304,323
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,477,904
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	158,957
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	303,106
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	$ 400,000	$ 422,564
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	325,938
		9,657,366
Colorado - 0.6%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	420,000	452,575
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/17	250,000	270,283
		722,858
Connecticut - 3.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	455,000	461,811
Series 2014 A, 0.8%, tender 7/26/17 (b)	2,000,000	1,995,520
Series D, 5% 7/1/17	1,000,000	1,072,310
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	726,435
		4,256,076
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/17	1,000,000	1,081,130
Florida - 13.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	540,055
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Escrowed to Maturity)	75,000	80,342
Series 2009 A1, 5.5% 6/1/17	195,000	211,265
Series 2010 A1:
4% 6/1/17 (FSA Insured)	80,000	84,418
5% 6/1/17 (FSA Insured)	550,000	590,706
5.25% 6/1/17	1,930,000	2,081,910
Series 2012 A1, 5% 6/1/17	750,000	805,508
5.25% 6/1/17 (FSA Insured)	300,000	323,376
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	600,000	649,926
Florida Dept. of Trans. Tpk. Rev. Series 2013 B, 5% 7/1/17	1,500,000	1,626,375
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	$ 200,000	$ 209,222
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	625,000	673,656
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/17 (FSA Insured)	1,000,000	1,076,580
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	162,296
Miami-Dade County School Board Ctfs. of Prtn. Series 2007 A, 5% 5/1/18 (Pre-Refunded to 5/1/17 @ 100)	1,275,000	1,368,866
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,081,150
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,080,110
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,093,120
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/17	2,000,000	2,162,140
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (c)	500,000	541,790
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	372,239
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/17 (Escrowed to Maturity)	135,000	147,288
5% 10/1/17 (Escrowed to Maturity)	120,000	130,922
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	207,668
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	217,292
		17,518,220
Georgia - 3.6%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	287,094
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (b)	1,070,000	1,072,290
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	265,828
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/17	1,000,000	1,084,870
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	104,718
Series 2010, 5% 4/1/17	350,000	375,417
Series A, 5.25% 1/1/17	440,000	468,868
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series GG, 5% 1/1/17	$ 515,000	$ 547,842
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/17	565,000	600,962
		4,807,889
Illinois - 4.8%
Chicago Gen. Oblig.:
Series A, 5.5% 1/1/17 (FSA Insured)	300,000	314,082
5% 1/1/17 (AMBAC Insured)	650,000	671,054
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	358,531
Series 2011 D, 5% 1/1/17	500,000	519,610
Illinois Fin. Auth. Rev.:
Series 2007, 5% 7/1/17	500,000	540,055
Series 2011 A1, 4% 4/1/17	90,000	94,955
Series 2013, 5% 5/15/17	295,000	314,747
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	16,245
5% 7/1/17	200,000	216,022
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	518,010
Series 2012, 5% 3/1/17	1,000,000	1,050,850
Series 2014, 4% 2/1/17	1,000,000	1,032,470
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	269,230
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	145,411
5.5% 6/15/17 (FGIC Insured)	75,000	81,504
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	133,866
		6,276,642
Indiana - 0.6%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	500,000	507,875
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	225,000	238,777
		746,652
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 2.0%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	$ 500,000	$ 529,830
Series 2014, 5% 7/1/17	1,000,000	1,075,790
Series 2015, 5% 7/1/17 (a)	400,000	428,396
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	577,738
		2,611,754
Massachusetts - 4.5%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17 (Escrowed to Maturity)	850,000	904,468
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	500,000	532,390
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (b)(c)	850,000	854,565
Massachusetts Gen. Oblig.:
Series 2010 B, 5% 6/1/17	1,150,000	1,243,530
Series 2011 B, 5% 8/1/17	1,000,000	1,087,320
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	100,000	107,068
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,081,350
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	108,404
		5,919,095
Michigan - 8.3%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,604,790
Farmington Pub. School District Gen. Oblig. 4% 5/1/17 (FSA Insured)	1,000,000	1,053,940
Forest Hills Pub. Schools 4% 5/1/17	420,000	442,814
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,068,910
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (b)	575,000	581,555
Series 2010 F2, 1.5%, tender 3/1/17 (b)	1,960,000	1,981,834
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	247,514
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,107,880
Roseville Cmnty. Schools:
Series 2014, 5% 5/1/17	225,000	240,338
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Roseville Cmnty. Schools: - continued
5% 5/1/17	$ 1,090,000	$ 1,164,305
Royal Oak City School District 5% 5/1/17	200,000	214,460
Zeeland Pub. Schools 4% 5/1/17	200,000	210,418
		10,918,758
Minnesota - 0.8%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,092,840
Missouri - 0.9%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	363,650
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	787,882
		1,151,532
Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev.:
Series 2012 A, 5% 1/1/17	500,000	531,805
Series 2014, 4% 7/1/17	450,000	478,319
		1,010,124
Nevada - 2.9%
Clark County Arpt. Rev. 5% 7/1/17 (c)	1,000,000	1,074,770
Clark County School District:
Series 2007 C, 5% 6/15/17	500,000	539,870
Series 2014 A, 5.5% 6/15/17	2,000,000	2,178,700
		3,793,340
New Hampshire - 1.8%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,387,638
New Jersey - 5.7%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/17	1,000,000	1,064,980
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,050,190
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	530,000	562,293
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	2,085,000	2,208,036
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	656,860
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	322,227
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	$ 125,000	$ 132,204
4% 7/1/17	100,000	105,702
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	299,753
Series 2011 B, 5% 6/15/17	530,000	557,841
Series 2014 AA, 5% 6/15/17	500,000	526,265
		7,486,351
New York - 7.4%
Buffalo and Erie County Indl. Land Rev.Series 2015, 5% 7/1/17	175,000	188,013
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015, 5% 5/1/17	400,000	431,188
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	585,000	608,067
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	343,005
New York City Gen. Oblig.:
Series 2009 H1, 5% 3/1/17	2,310,000	2,474,518
Series 2011 B, 5% 8/1/17	1,680,000	1,823,438
Series 2015 A, 5% 8/1/17	2,000,000	2,170,760
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	431,498
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	107,359
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	239,063
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	216,230
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	766,757
		9,799,896
North Carolina - 0.6%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	409,120
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	420,312
		829,432
Ohio - 1.9%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	150,000	160,749
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	$ 1,000,000	$ 1,049,820
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	136,839
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	80,462
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	393,195
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	618,528
		2,439,593
Pennsylvania - 5.2%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	323,268
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	1,004,850
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	264,440
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	209,266
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,052,180
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,324,047
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A, 4% 2/1/17	1,000,000	1,050,930
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	537,845
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,079,080
		6,845,906
Pennsylvania, New Jersey - 0.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	585,916
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	1,000,000	1,043,380
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	138,330
Tennessee - 0.9%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (c)	1,130,000	1,215,417
Municipal Bonds - continued
	Principal Amount	Value
Texas - 6.5%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	$ 100,000	$ 108,293
Denton Independent School District Series 2011, 5% 8/15/17	500,000	543,595
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	448,847
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	5,000,000	5,499,193
Lower Colorado River Auth. Rev.:
Series 2013, 5% 5/15/17	650,000	700,375
5% 5/15/17	100,000	107,750
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	539,645
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	542,690
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	106,966
		8,597,354
Utah - 0.3%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	374,156
Washington - 6.3%
Energy Northwest Elec. Rev.:
(Proj. 1) Series 2007 C, 5% 7/1/17	1,325,000	1,436,631
(Proj. 3) Series 2007 A, 4.5% 7/1/17	2,800,000	3,008,348
Series 2014 A, 5% 7/1/17	1,250,000	1,355,313
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (c)	500,000	537,105
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,025,000	1,100,461
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	254,895
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	270,000	294,260
Series 2014 5% 3/1/17	350,000	373,604
		8,360,617
Wisconsin - 1.2%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	531,230
Wisconsin Gen. Oblig. Series 2014 B, 5% 5/1/17	1,000,000	1,078,350
		1,609,580
TOTAL MUNICIPAL BONDS (Cost $126,468,431)		127,102,759
Municipal Notes - 0.8%
	Principal Amount	Value
Kentucky - 0.8%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,055,967)	$ 1,000,000	$ 1,068,640
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $127,524,398)		128,171,399
NET OTHER ASSETS (LIABILITIES) - 2.8%		3,715,812
NET ASSETS - 100%		$ 131,887,211
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.7%
Health Care	13.3%
Electric Utilities	12.0%
Escrowed/Pre-Refunded	8.4%
Special Tax	7.2%
Transportation	6.6%
Education	6.1%
Others* (Individually Less Than 5%)	8.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $127,524,398)		$ 128,171,399
Cash		2,545,884
Receivable for fund shares sold		1,709
Interest receivable		1,781,420
Other receivables		732
Total assets		132,501,144

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 428,560
Payable for fund shares redeemed	126,652
Distributions payable	12,993
Accrued management fee	32,910
Distribution and service plan fees payable	1,848
Other affiliated payables	10,970
Total liabilities		613,933

Net Assets		$ 131,887,211
Net Assets consist of:
Paid in capital		$ 131,266,220
Distributions in excess of net investment income		(2,840)
Accumulated undistributed net realized gain (loss) on investments		(23,170)
Net unrealized appreciation (depreciation) on investments		647,001
Net Assets		$ 131,887,211

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($8,310,626 ÷ 792,341 shares)	$ 10.49

Maximum offering price per share (100/97.25 of $10.49)	$ 10.79
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($97,853,987 ÷ 9,330,115 shares)	$ 10.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,722,598 ÷ 2,452,556 shares)	$ 10.49

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2015
Investment Income
Interest		$ 1,580,431

Expenses
Management fee	$ 372,773
Transfer agent fees	124,268
Distribution and service plan fees	25,174
Independent trustees' compensation	517
Miscellaneous	168
Total expenses before reductions	522,900
Expense reductions	(2,576)	520,324
Net investment income (loss)		1,060,107
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,629
Change in net unrealized appreciation (depreciation) on investment securities		(754,576)
Net gain (loss)		(745,947)
Net increase (decrease) in net assets resulting from operations		$ 314,160

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2015	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,060,107	$ 828,257
Net realized gain (loss)	8,629	(31,757)
Change in net unrealized appreciation (depreciation)	(754,576)	1,113,821
Net increase (decrease) in net assets resulting from operations	314,160	1,910,321
Distributions to shareholders from net investment income	(1,058,902)	(829,746)
Distributions to shareholders from net realized gain	-	(5,852)
Total distributions	(1,058,902)	(835,598)
Share transactions - net increase (decrease)	39,912,368	41,533,513
Redemption fees	96	330
Total increase (decrease) in net assets	39,167,722	42,608,566

Net Assets
Beginning of period	92,719,489	50,110,923
End of period (including distributions in excess of net investment income of $2,840 and distributions in excess of net investment income of $4,046, respectively)	$ 131,887,211	$ 92,719,489

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2015	2014	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.066	.106	.128	.150	.012
Net realized and unrealized gain (loss)	(.060)	.183	(.087)	.480	(.011)
Total from investment operations	.006	.289	.041	.630	.001
Distributions from net investment income	(.066)	(.108)	(.129)	(.150)	(.011)
Distributions from net realized gain	-	(.001)	(.012)	-	-
Total distributions	(.066)	(.109)	(.141)	(.150)	(.011)
Redemption fees added to paid in capital E	- H	- H	- H	- H	-
Net asset value, end of period	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C, D	.06%	2.80%	.38%	6.34%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.65%	.63%A
Net investment income (loss)	.62%	1.01%	1.22%	1.45%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,311	$ 8,162	$ 4,973	$ 3,986	$ 2,618
Portfolio turnover rate	3%	0%	0%	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2017

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.092	.132	.155	.176	.014
Net realized and unrealized gain (loss)	(.059)	.183	(.088)	.480	(.010)
Total from investment operations	.033	.315	.067	.656	.004
Distributions from net investment income	(.093)	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	-	(.001)	(.012)	-	-
Total distributions	(.093)	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C	.31%	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	.87%	1.26%	1.47%	1.70%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,854	$ 68,931	$ 38,747	$ 27,328	$ 6,801
Portfolio turnover rate	3%	0%	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.092	.132	.155	.176	.015
Net realized and unrealized gain (loss)	(.059)	.183	(.088)	.480	(.011)
Total from investment operations	.033	.315	.067	.656	.004
Distributions from net investment income	(.093)	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	-	(.001)	(.012)	-	-
Total distributions	(.093)	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C	.31%	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	.87%	1.26%	1.47%	1.70%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,723	$ 15,627	$ 6,391	$ 3,841	$ 2,500
Portfolio turnover rate	3%	0%	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2019 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2015	Past 1 year	Life of fund A
Institutional Class	1.24%	3.69%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2019 Fund - Institutional Class on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net asset 6 months ago
New York	19.1	19.6
Florida	16.8	15.1
New Jersey	10.8	11.6
Arizona	6.8	3.9
Texas	5.7	6.0
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.1	42.1
Transportation	15.2	14.3
Health Care	9.8	8.6
Education	7.6	6.3
Electric Utilities	6.6	6.4
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	3.9	4.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	3.6	4.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 8.6%	AAA 9.0%
AA,A 83.1%	AA,A 85.2%
BBB 4.3%	BBB 4.1%
Not Rated 1.2%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2019 Fund

Investments June 30, 2015

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Arizona - 6.8%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Proj.) Series 2015 A, 5% 6/1/19	$ 1,000,000	$ 1,132,590
(Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	270,000	305,470
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	396,935
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,086,670
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	731,495
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	685,464
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	571,845
		4,910,469
California - 5.7%
California Econ. Recovery Series A, 4.6% 7/1/19 (Escrowed to Maturity)	1,040,000	1,179,838
California Gen. Oblig. 5.5% 4/1/19	500,000	579,110
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	568,120
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	378,121
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (b)	1,000,000	1,116,750
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	239,450
		4,061,389
Connecticut - 0.7%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	486,833
Florida - 16.8%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/19	1,000,000	1,132,030
Series 2015 A, 5% 7/1/19	500,000	566,015
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	286,745
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	571,845
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	904,960
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	$ 455,000	$ 492,469
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,721,313
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,225,906
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/19	250,000	284,358
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,375,000	1,557,353
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,139,090
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,064,408
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (b)	500,000	568,030
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19	255,000	293,304
5% 10/1/19	245,000	282,568
		12,090,394
Georgia - 1.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (a)	1,000,000	1,020,580
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	226,694
		1,247,274
Illinois - 5.1%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,111,600
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	365,648
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,072,250
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,129,370
		3,678,868
Indiana - 0.4%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	286,448
Iowa - 1.3%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	939,078
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 1.6%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (b)	$ 1,000,000	$ 1,122,070
Michigan - 5.4%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,116,400
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	843,210
Royal Oak City School District 5% 5/1/19	700,000	791,714
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,127,050
		3,878,374
Minnesota - 1.2%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	881,108
Missouri - 0.4%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	273,273
New Jersey - 10.8%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19	105,000	113,268
Series 2014 PP, 5% 6/15/19	3,630,000	3,931,648
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	681,381
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	567,260
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	329,439
Series 2012 AA, 5% 6/15/19	2,000,000	2,159,220
		7,782,216
New Mexico - 1.0%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	685,464
New York - 19.1%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	307,016
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	272,170
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,281,260
5% 3/1/19	3,000,000	3,388,950
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	570,855
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	$ 1,000,000	$ 1,140,830
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	298,605
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	2,500,000	2,824,575
Series II, 4% 5/1/19	1,000,000	1,091,280
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,119,770
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	397,082
		13,692,393
Ohio - 2.8%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (First Energy Nuclear Generation Proj.) Series 2006 B, 4%, tender 6/3/19 (a)	1,000,000	1,046,000
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	922,004
		1,968,004
Oregon - 1.5%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (b)	1,000,000	1,091,510
Pennsylvania - 5.0%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	113,676
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	426,472
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	200,193
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	111,520
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,139,090
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	897,656
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	728,920
		3,617,527
Texas - 5.7%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	567,675
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (a)	$ 2,940,000	$ 2,980,837
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	572,450
		4,120,962
Virginia - 0.7%
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	500,000	507,565
Washington - 0.2%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	123,467
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (a)	500,000	498,025
Wisconsin - 2.6%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,138,300
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (a)	650,000	713,661
		1,851,961
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $68,653,753)	69,794,672
NET OTHER ASSETS (LIABILITIES) - 2.8%	2,043,278
NET ASSETS - 100%	$ 71,837,950
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	43.1%
Transportation	15.2%
Health Care	9.8%
Education	7.6%
Electric Utilities	6.6%
Special Tax	6.0%
Water & Sewer	5.2%
Others* (Individually Less Than 5%)	6.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $68,653,753)		$ 69,794,672
Cash		1,223,920
Receivable for fund shares sold		274
Interest receivable		872,055
Other receivables		429
Total assets		71,891,350

Liabilities
Payable for fund shares redeemed	$ 8,109
Distributions payable	19,447
Accrued management fee	18,146
Transfer agent fee payable	6,048
Distribution and service plan fees payable	1,650
Total liabilities		53,400

Net Assets		$ 71,837,950
Net Assets consist of:
Paid in capital		$ 70,605,415
Undistributed net investment income		16,908
Accumulated undistributed net realized gain (loss) on investments		74,708
Net unrealized appreciation (depreciation) on investments		1,140,919
Net Assets		$ 71,837,950

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($7,521,979 ÷ 703,859 shares)	$ 10.69

Maximum offering price per share (100/97.25 of $10.69)	$ 10.99
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($44,330,775 ÷ 4,148,250 shares)	$ 10.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,985,196 ÷ 1,870,088 shares)	$ 10.69

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2015

Investment Income
Interest		$ 1,460,647

Expenses
Management fee	$ 207,730
Transfer agent fees	69,250
Distribution and service plan fees	21,466
Independent trustees' compensation	292
Miscellaneous	96
Total expenses before reductions	298,834
Expense reductions	(1,142)	297,692
Net investment income (loss)		1,162,955
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		125,627
Change in net unrealized appreciation (depreciation) on investment securities		(589,161)
Net gain (loss)		(463,534)
Net increase (decrease) in net assets resulting from operations		$ 699,421

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2015	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,162,955	$ 839,100
Net realized gain (loss)	125,627	24,669
Change in net unrealized appreciation (depreciation)	(589,161)	963,210
Net increase (decrease) in net assets resulting from operations	699,421	1,826,979
Distributions to shareholders from net investment income	(1,148,149)	(839,107)
Share transactions - net increase (decrease)	15,731,072	19,707,336
Redemption fees	1,259	61
Total increase (decrease) in net assets	15,283,603	20,695,269

Net Assets
Beginning of period	56,554,347	35,859,078
End of period (including undistributed net investment income of $16,908 and undistributed net investment income of $2,102, respectively)	$ 71,837,950	$ 56,554,347

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2015	2014	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.157	.181	.199	.215	.017
Net realized and unrealized gain (loss)	(.052)	.242	(.170)	.721	(.051)
Total from investment operations	.105	.423	.029	.936	(.034)
Distributions from net investment income	(.155)	(.183)	(.199)	(.215)	(.016)
Distributions from net realized gain	-	-	-	(.001)	-
Total distributions	(.155)	(.183)	(.199)	(.216)	(.016)
Redemption fees added to paid in capital E	- H	- H	- H	- H	-
Net asset value, end of period	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C, D	.98%	4.06%	.24%	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.65%	.64%A
Net investment income (loss)	1.46%	1.71%	1.84%	2.06%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,522	$ 6,830	$ 8,173	$ 9,017	$ 5,092
Portfolio turnover rate	8%	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2019

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.184	.207	.226	.242	.019
Net realized and unrealized gain (loss)	(.052)	.242	(.170)	.720	(.050)
Total from investment operations	.132	.449	.056	.962	(.031)
Distributions from net investment income	(.182)	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	-	(.001)	-
Total distributions	(.182)	(.209)	(.226)	(.242)H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C	1.24%	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.71%	1.96%	2.09%	2.31%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,331	$ 36,135	$ 20,787	$ 15,946	$ 5,967
Portfolio turnover rate	8%	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.184	.207	.226	.241	.019
Net realized and unrealized gain (loss)	(.052)	.242	(.170)	.721	(.050)
Total from investment operations	.132	.449	.056	.962	(.031)
Distributions from net investment income	(.182)	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	-	(.001)	-
Total distributions	(.182)	(.209)	(.226)	(.242)H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C	1.24%	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.71%	1.96%	2.09%	2.31%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,985	$ 13,589	$ 6,899	$ 6,213	$ 5,050
Portfolio turnover rate	8%	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2015	Past 1 year	Life of fund A
Institutional Class	2.14%	4.69%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2021 Fund - Institutional Class on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	12.9	10.5
New Jersey	11.0	12.4
Illinois	8.5	7.3
New York	7.9	8.8
Texas	7.8	7.8
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.2	38.1
Health Care	14.9	16.9
Transportation	12.5	13.3
Water & Sewer	9.9	5.1
Electric Utilities	9.1	8.6
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	5.9	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	5.2	5.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 1.6%	AAA 1.8%
AA,A 87.3%	AA,A 84.9%
BBB 8.2%	BBB 10.3%
BB and Below 1.0%	BB and Below 0.0%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2021 Fund

Investments June 30, 2015

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Arizona - 3.2%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 676,565
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	349,431
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	583,150
		1,609,146
California - 7.2%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	586,815
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	584,445
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,171,240
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	296,610
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	119,986
Series 2011 C, 5% 5/1/21 (a)	500,000	577,245
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	295,483
		3,631,824
Colorado - 0.8%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	413,522
Connecticut - 1.7%
Hartford Gen. Oblig. Series 2013 B, 4% 4/1/21	805,000	876,315
Florida - 12.9%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	579,335
Series 2015 A, 5% 7/1/21	500,000	579,335
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	294,858
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	886,088
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	870,833
Series 2012 A, 5% 7/1/21	500,000	580,250
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,157,780
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	$ 1,000,000	$ 1,167,230
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	379,249
		6,494,958
Georgia - 4.7%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,159,650
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	291,755
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	800,938
Series 2011 B, 5% 1/1/21	85,000	98,666
		2,351,009
Illinois - 8.5%
Chicago Gen. Oblig. 5% 1/1/21	500,000	512,765
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	458,696
Chicago Park District Gen. Oblig. Series 2014 D, 5% 1/1/21	1,000,000	1,083,620
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	572,019
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	542,410
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,149,960
		4,319,470
Indiana - 1.7%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	232,496
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	292,215
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	354,996
		879,707
Massachusetts - 1.4%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	235,544
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	461,253
		696,797
Michigan - 6.7%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	572,245
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	235,616
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	$ 500,000	$ 573,680
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,120,060
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	869,430
		3,371,031
Minnesota - 0.7%
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	300,000	349,065
Nebraska - 1.1%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	581,240
Nevada - 1.3%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	293,840
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	344,676
		638,516
New Jersey - 11.0%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	500,000	570,360
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	860,050
New Jersey Econ. Dev. Auth. Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,307,688
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	621,097
Series 2013 A, 5% 7/1/21	100,000	116,233
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,162,940
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	104,591
Series 2011 B, 5% 6/15/21	750,000	814,470
		5,557,429
New York - 7.9%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	560,505
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	569,690
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,170,030
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	$ 685,000	$ 803,642
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	670,974
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	232,710
		4,007,551
North Carolina - 2.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	232,372
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,168,660
		1,401,032
Oregon - 1.5%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	751,946
Pennsylvania - 4.6%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	407,010
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	757,330
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	566,060
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	577,390
		2,307,790
Pennsylvania, New Jersey - 0.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	379,148
South Carolina - 1.6%
Horry County School District Series 2011, 5% 3/1/21	700,000	821,919
Texas - 7.8%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	291,445
5% 7/15/21	750,000	874,335
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	290,583
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	442,844
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	585,460
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	590,560
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	$ 70,000	$ 81,449
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	234,504
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	565,235
		3,956,415
Washington - 6.0%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	782,764
King County Gen. Oblig. Series 2015 A, 5% 7/1/21	1,500,000	1,775,907
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	177,626
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	293,598
		3,029,895
Wisconsin - 2.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,172,310
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $48,078,166)	49,598,035
NET OTHER ASSETS (LIABILITIES) - 1.9%	944,960
NET ASSETS - 100%	$ 50,542,995
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.2%
Health Care	14.9%
Transportation	12.5%
Water & Sewer	9.9%
Electric Utilities	9.1%
Special Tax	7.1%
Education	6.3%
Others* (Individually Less Than 5%)	3.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $48,078,166)		$ 49,598,035
Cash		279,503
Interest receivable		709,820
Other receivables		235
Total assets		50,587,593

Liabilities
Payable for fund shares redeemed	$ 7,730
Distributions payable	17,824
Accrued management fee	12,699
Transfer agent fee payable	4,233
Distribution and service plan fees payable	2,112
Total liabilities		44,598

Net Assets		$ 50,542,995
Net Assets consist of:
Paid in capital		$ 48,951,706
Undistributed net investment income		3,626
Accumulated undistributed net realized gain (loss) on investments		67,794
Net unrealized appreciation (depreciation) on investments		1,519,869
Net Assets		$ 50,542,995

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($10,191,108 ÷ 941,262 shares)	$ 10.83

Maximum offering price per share (100/97.25 of $10.83)	$ 11.14
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($24,594,166 ÷ 2,271,551 shares)	$ 10.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,757,721 ÷ 1,455,421 shares)	$ 10.83

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2015
Investment Income
Interest		$ 1,283,233

Expenses
Management fee	$ 144,467
Transfer agent fees	48,159
Distribution and service plan fees	24,981
Independent trustees' compensation	206
Miscellaneous	68
Total expenses before reductions	217,881
Expense reductions	(747)	217,134
Net investment income (loss)		1,066,099
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		83,265
Change in net unrealized appreciation (depreciation) on investment securities		(299,664)
Net gain (loss)		(216,399)
Net increase (decrease) in net assets resulting from operations		$ 849,700

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2015	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,066,099	$ 931,239
Net realized gain (loss)	83,265	53,292
Change in net unrealized appreciation (depreciation)	(299,664)	1,163,953
Net increase (decrease) in net assets resulting from operations	849,700	2,148,484
Distributions to shareholders from net investment income	(1,065,265)	(931,249)
Distributions to shareholders from net realized gain	(56,405)	(118,166)
Total distributions	(1,121,670)	(1,049,415)
Share transactions - net increase (decrease)	7,804,053	5,481,587
Redemption fees	838	42
Total increase (decrease) in net assets	7,532,921	6,580,698

Net Assets
Beginning of period	43,010,074	36,429,376
End of period (including undistributed net investment income of $3,626 and undistributed net investment income of $2,792, respectively)	$ 50,542,995	$ 43,010,074

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2015	2014	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.221	.240	.242	.248	.017
Net realized and unrealized gain (loss)	(.016)	.324	(.250)	.906	(.040)
Total from investment operations	.205	.564	(.008)	1.154	(.023)
Distributions from net investment income	(.221)	(.240)	(.242)	(.248)	(.017)
Distributions from net realized gain	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.235)	(.274)	(.262)	(.274)	(.017)
Redemption fees added to paid in capital E	- H	- H	- H	- H	-
Net asset value, end of period	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C, D	1.89%	5.44%	(.15)%	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.65%	.63%A
Net investment income (loss)	2.02%	2.26%	2.19%	2.34%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,191	$ 9,189	$ 8,664	$ 8,546	$ 5,168
Portfolio turnover rate	5%	6%	12%	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2021

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.248	.266	.269	.275	.019
Net realized and unrealized gain (loss)	(.016)	.325	(.250)	.905	(.040)
Total from investment operations	.232	.591	.019	1.180	(.021)
Distributions from net investment income	(.248)	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.262)	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C	2.14%	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.27%	2.51%	2.44%	2.59%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,594	$ 23,718	$ 20,604	$ 20,274	$ 5,921
Portfolio turnover rate	5%	6%	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.247	.266	.269	.274	.020
Net realized and unrealized gain (loss)	(.015)	.325	(.250)	.906	(.041)
Total from investment operations	.232	.591	.019	1.180	(.021)
Distributions from net investment income	(.248)	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.262)	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C	2.14%	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.27%	2.51%	2.44%	2.60%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,758	$ 10,103	$ 7,161	$ 6,367	$ 5,008
Portfolio turnover rate	5%	6%	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2023 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2015	Past 1 year	Life of fund A
Institutional Class	2.80%	1.95%

A From April 23, 2013.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2023 Fund - Institutional Class on April 23, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2023 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
New York	14.9	14.3
Illinois	13.8	13.2
New Jersey	8.3	9.6
California	6.7	11.6
Michigan	6.0	4.1
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.6	36.1
Health Care	15.3	14.9
Transportation	12.5	14.2
Electric Utilities	10.4	5.5
Special Tax	8.8	9.9
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	7.8	8.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	6.7	7.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 3.5%	AAA 4.0%
AA,A 85.9%	AA,A 84.2%
BBB 7.6%	BBB 8.6%
BB and Below 0.9%	BB and Below 0.0%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2023 Fund

Investments June 30, 2015

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Arizona - 4.7%
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	$ 200,000	$ 236,628
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	291,058
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	500,000	598,380
		1,126,066
California - 6.7%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	116,103
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	299,115
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	450,176
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	68,027
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	147,732
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	240,254
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	293,418
		1,614,825
Colorado - 1.5%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	236,436
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	120,529
		356,965
Connecticut - 4.3%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	115,275
Hartford Gen. Oblig.:
Series 2013, 5% 4/1/23	300,000	345,609
5% 4/1/23	500,000	576,015
		1,036,899
Florida - 5.2%
Broward County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/23	250,000	292,035
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	582,885
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Expressway Auth. Series 2014 A, 4% 7/1/23	$ 200,000	$ 220,226
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	168,587
		1,263,733
Georgia - 2.3%
Atlanta Arpt. Rev. 5% 1/1/23	250,000	294,858
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	248,312
		543,170
Illinois - 13.8%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	238,728
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	300,000	349,578
5% 1/1/23	400,000	466,104
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	227,504
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	216,050
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	291,171
Series 2014, 5% 2/1/23	250,000	269,568
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	500,000	581,215
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	90,895
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	467,228
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,444
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	95,815
		3,313,300
Indiana - 1.2%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	291,615
Louisiana - 2.6%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	615,497
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 0.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 50,000	$ 61,941
Michigan - 6.0%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	57,706
Farmington Pub. School District Gen. Oblig. 5% 5/1/23 (FSA Insured)	500,000	583,245
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	453,441
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	359,268
		1,453,660
Minnesota - 1.2%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	291,168
Nebraska - 3.7%
Omaha Pub. Pwr. District Series 2015 A, 5% 2/1/23	750,000	886,495
Nevada - 2.4%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	131,069
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	441,788
		572,857
New Jersey - 8.3%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	288,373
New Jersey Econ. Dev. Auth. Rev. Series 2013, 5% 3/1/23	550,000	593,065
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	117,680
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	230,518
Series 2013, 5% 7/1/23	200,000	233,158
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	286,093
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	238,596
		1,987,483
Municipal Bonds - continued
	Principal Amount	Value
New York - 14.9%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	$ 250,000	$ 291,448
Series 2014 B, 5% 7/1/23	250,000	291,448
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	712,848
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 C, 5% 3/15/23	500,000	595,435
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	500,000	584,010
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	764,250
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	353,751
		3,593,190
Ohio - 3.8%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	449,536
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	114,324
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	361,347
		925,207
Oregon - 1.2%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	293,410
Pennsylvania - 4.4%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	360,536
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	584,070
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	117,285
		1,061,891
Rhode Island - 1.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	281,038
Texas - 3.4%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	166,027
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lower Colorado River Auth. Rev. Series 2015 B, 5% 5/15/23	$ 250,000	$ 292,390
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/23	300,000	352,032
		810,449
Washington - 4.8%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	59,463
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	290,278
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	351,129
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	332,622
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	131,579
		1,165,071
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $23,363,507)	23,545,930
NET OTHER ASSETS (LIABILITIES) - 2.1%	515,199
NET ASSETS - 100%	$ 24,061,129
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.6%
Health Care	15.3%
Transportation	12.5%
Electric Utilities	10.4%
Special Tax	8.8%
Water & Sewer	5.2%
Others* (Individually Less Than 5%)	9.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $23,363,507)		$ 23,545,930
Cash		233,477
Interest receivable		302,498
Other receivables		153
Total assets		24,082,058

Liabilities
Payable for fund shares redeemed	$ 2,605
Distributions payable	9,297
Accrued management fee	6,034
Transfer agent fee payable	2,010
Distribution and service plan fees payable	983
Total liabilities		20,929

Net Assets		$ 24,061,129
Net Assets consist of:
Paid in capital		$ 23,891,278
Undistributed net investment income		310
Accumulated undistributed net realized gain (loss) on investments		(12,882)
Net unrealized appreciation (depreciation) on investments		182,423
Net Assets		$ 24,061,129

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($4,724,366 ÷ 474,908 shares)	$ 9.95

Maximum offering price per share (100/97.25 of $9.95)	$ 10.23
Municipal Income 2023: Net Asset Value, offering price and redemption price per share ($11,424,081 ÷ 1,148,410 shares)	$ 9.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,912,682 ÷ 795,417 shares)	$ 9.95

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2015

Investment Income
Interest		$ 601,099

Expenses
Management fee	$ 67,947
Transfer agent fees	22,648
Distribution and service plan fees	12,029
Independent trustees' compensation	95
Miscellaneous	31
Total expenses before reductions	102,750
Expense reductions	(316)	102,434
Net investment income (loss)		498,665
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		19,086
Change in net unrealized appreciation (depreciation) on investment securities		(13,366)
Net gain (loss)		5,720
Net increase (decrease) in net assets resulting from operations		$ 504,385

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2015	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 498,665	$ 312,162
Net realized gain (loss)	19,086	(17,361)
Change in net unrealized appreciation (depreciation)	(13,366)	752,707
Net increase (decrease) in net assets resulting from operations	504,385	1,047,508
Distributions to shareholders from net investment income	(498,361)	(312,158)
Share transactions - net increase (decrease)	4,591,029	8,594,451
Redemption fees	176	655
Total increase (decrease) in net assets	4,597,229	9,330,456

Net Assets
Beginning of period	19,463,900	10,133,444
End of period (including undistributed net investment income of $310 and undistributed net investment income of $0, respectively)	$ 24,061,129	$ 19,463,900

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.202	.199	.010
Net realized and unrealized gain (loss)	.050	.429	(.530)
Total from investment operations	.252	.628	(.520)
Distributions from net investment income	(.202)	(.198)	(.010)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 9.95	$ 9.90	$ 9.47
Total ReturnB, C, D	2.54%	6.72%	(5.20)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.62%A
Net investment income (loss)	2.01%	2.08%	.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,724	$ 4,827	$ 2,370
Portfolio turnover rate	16%	3%	4% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period April 23, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2023

Years ended June 30,	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.227	.223	.015
Net realized and unrealized gain (loss)	.050	.429	(.530)
Total from investment operations	.277	.652	(.515)
Distributions from net investment income	(.227)	(.222)	(.015)
Redemption fees added to paid in capital D, G	-	-	-
Net asset value, end of period	$ 9.95	$ 9.90	$ 9.47
Total ReturnB, C	2.80%	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.37%A
Net investment income (loss)	2.26%	2.34%	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,424	$ 9,264	$ 5,383
Portfolio turnover rate	16%	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.227	.224	.015
Net realized and unrealized gain (loss)	.050	.428	(.530)
Total from investment operations	.277	.652	(.515)
Distributions from net investment income	(.227)	(.222)	(.015)
Redemption fees added to paid in capital D, G	-	-	-
Net asset value, end of period	$ 9.95	$ 9.90	$ 9.47
Total ReturnB, C	2.80%	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.37%A
Net investment income (loss)	2.26%	2.33%	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,913	$ 5,374	$ 2,380
Portfolio turnover rate	16%	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2015

1. Organization.

Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 27, 2014, Fidelity Municipal Income 2015 Fund was closed to new accounts with certain exceptions.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs

Annual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Municipal Income 2015 Fund	$ 31,820,000	$ -	$ -	$ -
Fidelity Municipal Income 2017 Fund	127,524,174	889,452	(242,227)	647,225
Fidelity Municipal Income 2019 Fund	68,653,753	1,416,634	(275,715)	1,140,919
Fidelity Municipal Income 2021 Fund	48,078,166	1,718,917	(199,048)	1,519,869
Fidelity Municipal Income 2023 Fund	23,363,469	396,027	(213,566)	182,461

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2017 Fund	$ -	$ -	$ (22,402)	$ 647,225
Fidelity Municipal Income 2019 Fund	16,908	74,708	-	1,140,919
Fidelity Municipal Income 2021 Fund	3,626	67,794	-	1,519,869
Fidelity Municipal Income 2023 Fund	273	-	(12,882)	182,461

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

		No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity Municipal Income 2017 Fund	$ (47)	$ (22,355)	$ (22,402)
Fidelity Municipal Income 2023 Fund	(12,882)	-	(12,882)

Fidelity Municipal Income 2017 Fund intends to elect to defer to its next fiscal year $768 of capital losses recognized during the period November 1, 2014 to June 30, 2015.

The tax character of distributions paid was as follows:

June 30, 2015
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2015 Fund	$ 450,599	$ 132,569	$ 583,168
Fidelity Municipal Income 2017 Fund	1,058,902	-	1,058,902
Fidelity Municipal Income 2019 Fund	1,148,149	-	1,148,149
Fidelity Municipal Income 2021 Fund	1,065,265	56,404	1,121,669
Fidelity Municipal Income 2023 Fund	498,361	-	498,361
June 30, 2014
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2015 Fund	$ 710,520	$ -	$ -	$ 710,520
Fidelity Municipal Income 2017 Fund	829,746	5,852	-	835,598
Fidelity Municipal Income 2019 Fund	839,107	-	-	839,107
Fidelity Municipal Income 2021 Fund	931,249	-	118,166	1,049,415
Fidelity Municipal Income 2023 Fund	312,158	-	-	312,158

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

These redemption fees were eliminated from the Fidelity Municipal Income 2015 Fund effective February 2, 2015.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	-	60,576,654
Fidelity Municipal Income 2017 Fund	50,913,484	3,307,074
Fidelity Municipal Income 2019 Fund	22,230,046	5,383,451
Fidelity Municipal Income 2021 Fund	10,176,385	2,494,961
Fidelity Municipal Income 2023 Fund	8,576,985	3,413,856

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 17,512	$ -
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 25,174	$ 2,026
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 21,466	$ 8,220
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 24,981	$ 9,351
Fidelity Municipal Income 2023 Fund
Class A	.25%	$ 12,029	$ 12,029

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 310
Fidelity Municipal Income 2017 Fund
Class A	$ 348

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Retained by FDC
Fidelity Municipal Income 2019 Fund
Class A	$ 1,562
Fidelity Municipal Income 2021 Fund
Class A	$ 1,376
Fidelity Municipal Income 2023 Fund
Class A	$ 642

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 7,002
Municipal Income 2015	56,010
Institutional Class	4,944
$ 67,956
Fidelity Municipal Income 2017 Fund
Class A	$ 10,071
Municipal Income 2017	94,068
Institutional Class	20,129
$ 124,268
Fidelity Municipal Income 2019 Fund
Class A	$ 8,588
Municipal Income 2019	42,574
Institutional Class	18,088
$ 69,250
Fidelity Municipal Income 2021 Fund
Class A	$ 9,994
Municipal Income 2021	25,139
Institutional Class	13,026
$ 48,159

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4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Municipal Income 2023 Fund
Class A	$ 4,813
Municipal Income 2023	10,995
Institutional Class	6,840
$ 22,648

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Funds. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Funds.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 118
Fidelity Municipal Income 2017 Fund	168
Fidelity Municipal Income 2019 Fund	96
Fidelity Municipal Income 2021 Fund	68
Fidelity Municipal Income 2023 Fund	31

During the period, the Funds did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Municipal Income 2015 Fund	$ 1,073
Fidelity Municipal Income 2017 Fund	2,576
Fidelity Municipal Income 2019 Fund	1,142
Fidelity Municipal Income 2021 Fund	747
Fidelity Municipal Income 2023 Fund	316

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2015	2014
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 30,985	$ 50,665
Municipal Income 2015	385,669	604,650
Institutional Class	33,945	55,205
Total	$ 450,599	$ 710,520
From net realized gain
Class A	$ 13,672	$ -
Municipal Income 2015	110,125	-
Institutional Class	8,772	-
Total	$ 132,569	$ -
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 62,444	$ 69,462
Municipal Income 2017	820,701	658,943
Institutional Class	175,757	101,341
Total	$ 1,058,902	$ 829,746
From net realized gain
Class A	$ -	$ 432
Municipal Income 2017	-	4,735
Institutional Class	-	685
Total	$ -	$ 5,852
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 123,060	$ 117,596
Municipal Income 2019	720,200	530,099
Institutional Class	304,889	191,412
Total	$ 1,148,149	$ 839,107
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 200,894	$ 189,266
Municipal Income 2021	570,180	536,307
Institutional Class	294,191	205,676
Total	$ 1,065,265	$ 931,249
From net realized gain
Class A	$ 11,579	$ 27,792
Municipal Income 2021	30,850	67,843
Institutional Class	13,976	22,531
Total	$ 56,405	$ 118,166

Annual Report

7. Distributions to Shareholders - continued

Years ended June 30,	2015	2014
From net investment income
Fidelity Municipal Income 2023 Fund
Class A	$ 96,478	$ 68,655
Municipal Income 2023	247,684	158,900
Institutional Class	154,199	84,603
Total	$ 498,361	$ 312,158

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended June 30,	2015	2014	2015	2014
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	-	620,865	$ -	$ 6,358,218
Reinvestment of distributions	4,355	4,661	44,407	47,734
Shares redeemed	(497,559)	(623,654)	(5,067,239)	(6,386,439)
Net increase (decrease)	(493,204)	1,872	$ (5,022,832)	$ 19,513
Municipal Income 2015
Shares sold	-	4,589,724	$ -	$ 46,998,387
Reinvestment of distributions	38,193	49,423	389,471	506,174
Shares redeemed	(4,141,261)	(3,088,049)	(42,277,327)	(31,630,028)
Net increase (decrease)	(4,103,068)	1,551,098	$ (41,887,856)	$ 15,874,533
Institutional Class
Shares sold	-	447,127	$ -	$ 4,579,387
Reinvestment of distributions	3,810	4,325	38,863	44,299
Shares redeemed	(460,884)	(250,671)	(4,706,626)	(2,567,239)
Net increase (decrease)	(457,074)	200,781	$ (4,667,763)	$ 2,056,447
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	734,986	716,726	$ 7,750,986	$ 7,519,057
Reinvestment of distributions	5,477	5,882	57,674	61,698
Shares redeemed	(722,035)	(428,404)	(7,596,144)	(4,495,669)
Net increase (decrease)	18,428	294,204	$ 212,516	$ 3,085,086

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Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2015	2014	2015	2014
Municipal Income 2017
Shares sold	6,173,161	4,164,935	$ 65,036,725	$ 43,634,542
Reinvestment of distributions	62,140	51,953	654,236	544,659
Shares redeemed	(3,441,441)	(1,418,358)	(36,209,000)	(14,837,183)
Net increase (decrease)	2,793,860	2,798,530	$ 29,481,961	$ 29,342,018
Institutional Class
Shares sold	1,345,674	1,276,022	$ 14,161,984	$ 13,413,376
Reinvestment of distributions	16,027	8,657	168,729	90,806
Shares redeemed	(390,908)	(419,405)	(4,112,822)	(4,397,773)
Net increase (decrease)	970,793	865,274	$ 10,217,891	$ 9,106,409
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	647,297	160,576	$ 6,969,912	$ 1,707,619
Reinvestment of distributions	11,112	10,820	119,567	114,728
Shares redeemed	(590,622)	(313,592)	(6,339,530)	(3,312,287)
Net increase (decrease)	67,787	(142,196)	$ 749,949	$ (1,489,940)
Municipal Income 2019
Shares sold	1,889,867	2,040,408	$ 20,329,312	$ 21,672,974
Reinvestment of distributions	48,982	38,998	526,873	414,185
Shares redeemed	(1,155,645)	(693,849)	(12,418,343)	(7,354,358)
Net increase (decrease)	783,204	1,385,557	$ 8,437,842	$ 14,732,801
Institutional Class
Shares sold	1,192,982	792,719	$ 12,850,827	$ 8,426,700
Reinvestment of distributions	23,376	14,695	251,385	156,076
Shares redeemed	(611,694)	(198,985)	(6,558,931)	(2,118,301)
Net increase (decrease)	604,664	608,429	$ 6,543,281	$ 6,464,475
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	337,731	215,825	$ 3,702,887	$ 2,299,866
Reinvestment of distributions	18,467	19,220	202,045	203,473
Shares redeemed	(260,884)	(209,145)	(2,847,893)	(2,208,071)
Net increase (decrease)	95,314	25,900	$ 1,057,039	$ 295,268
Municipal Income 2021
Shares sold	791,444	744,510	$ 8,664,090	$ 7,888,965
Reinvestment of distributions	38,529	41,033	421,478	434,402
Shares redeemed	(741,853)	(552,198)	(8,095,156)	(5,821,484)
Net increase (decrease)	88,120	233,345	$ 990,412	$ 2,501,883

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2015	2014	2015	2014
Institutional Class
Shares sold	761,825	384,256	$ 8,335,732	$ 4,081,286
Reinvestment of distributions	23,388	19,383	255,812	205,401
Shares redeemed	(259,815)	(151,348)	(2,834,942)	(1,602,251)
Net increase (decrease)	525,398	252,291	$ 5,756,602	$ 2,684,436
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	138,656	237,566	$ 1,395,740	$ 2,287,073
Reinvestment of distributions	8,783	6,495	88,484	62,556
Shares redeemed	(159,919)	(6,943)	(1,596,486)	(67,435)
Net increase (decrease)	(12,480)	237,118	$ (112,262)	$ 2,282,194
Municipal Income 2023
Shares sold	764,466	419,413	$ 7,708,480	$ 4,030,028
Reinvestment of distributions	21,193	15,067	213,479	144,886
Shares redeemed	(572,692)	(67,572)	(5,746,980)	(644,775)
Net increase (decrease)	212,967	366,908	$ 2,174,979	$ 3,530,139
Institutional Class
Shares sold	349,204	284,193	$ 3,495,722	$ 2,714,316
Reinvestment of distributions	10,366	7,048	104,377	67,802
Shares redeemed	(106,801)	-	(1,071,787)	-
Net increase (decrease)	252,769	291,241	$ 2,528,312	$ 2,782,118

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2021 Fund	16%
Fidelity Municipal Income 2023 Fund	30%

Subsequent to period end, on July 10, 2015, the Fidelity Municipal Income 2015 Fund distributed all of its net assets to its shareholders pursuant to a Plan of Liquidation and Dissolution approved by the Board of Trustees.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (funds of Fidelity Salem Street Trust), including the schedules of investments, as of June 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund as of June 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 14, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversees 215 funds. Mr. von Kuhn oversees 93 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Municipal Income 2017 Fund Institutional Class	08/10/15	08/07/15	$0.000	$0.000
Fidelity Municipal Income 2019 Fund Institutional Class	08/10/15	08/07/15	$0.000	$0.012
Fidelity Municipal Income 2021 Fund Institutional Class	08/10/15	08/07/15	$0.000	$0.015
Fidelity Municipal Income 2023 Fund Institutional Class	08/10/15	08/07/15	$0.000	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Municipal Income 2015 Fund	$149,453
Fidelity Municipal Income 2019 Fund	$82,707
Fidelity Municipal Income 2021 Fund	$77,540

During fiscal year ended 2015, 100% of each fund's income dividends were free from federal income tax, and 4.57%, 4.56%, 5.06%, 3.37% and 5.85% of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ADMII-UANN-0815
1.926276.104

Fidelity® Defined Maturity Funds

Fidelity Municipal Income 2015 Fund

Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

Fidelity Municipal Income 2023 Fund

Annual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Municipal Income 2015 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2017 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2019 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2021 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2023 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Tax-free municipal bonds posted only a modest positive return for the 12 months ending June 30, 2015, influenced by unfavorable supply-and-demand dynamics as the period progressed. The Barclays® Municipal Bond Index returned 3.00%. The strongest performance occurred in the first half of the period, when many issuers exercised a level of fiscal conservatism that led to limited supply. Later in the period, new issuance increased strongly and negative headlines related to a few isolated issuers weighed on the market. Much of this new issuance was used for the purpose of refunding existing debt. Pension underfunding and partisan squabbling in Illinois, New Jersey and the city of Chicago, along with an evolving debt crisis in Puerto Rico, gave muni investors pause, despite a stable credit environment for U.S. states and local governments more broadly. Muni bonds still managed to outperform the broader taxable investment-grade bond market the past 12 months. The tax advantages of munis continued to appeal to investors, in light of higher federal income-tax rates for top earners that took effect in 2013, as well as the 3.8% Medicare tax on unearned, non-municipal investment income.

Comments from Co-Portfolio Manager Kevin Ramundo: For the year, the funds' share classes, by and large, trailed their respective Barclays defined-maturity benchmarks. (For specific class-level results, please refer to the Performance section of this report.) It should be noted that the 2015 fund reached its target end date and was liquidated on July 10, 2015, distributing its assets in cash to shareholders. As a result, comparisons with its benchmark are not relevant. We focused on generating attractive income for the funds and protecting shareholder capital, keeping the portfolios' interest-rate sensitivity in line with their respective benchmarks. We evaluated bonds based on their yields, as well as their potential for price appreciation. The funds' performance was hurt by having more exposure than their respective benchmarks to some issuers facing budget and pension challenges, particularly New Jersey state-backed bonds and Illinois general-obligation bonds. With the exception of the 2019 portfolio, the funds also were hurt by overweightings in bonds issued by Chicago and the city's related entities. The managers' decision to overweight health care bonds helped relatively performance. The funds' overweighting in lower-rated investment-grade securities was another plus.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 998.90	$ 3.22
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,000.10	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.10	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,001.10	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,002.30	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,002.30	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,004.20	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,005.50	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,005.50	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 999.70	$ 3.22
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,000.90	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.90	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000.00	$ 995.80	$ 3.22
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2023	.40%
Actual		$ 1,000.00	$ 997.00	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 997.00	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Annual Report

Fidelity® Municipal Income 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2015	Past 1 year	Life of fund A
Fidelity® Municipal Income 2015 Fund	0.02%	1.32%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Municipal Income 2015 Fund, a class of the fund, on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
New York	10.0	9.8
Massachusetts	9.0	6.5
Arizona	7.3	7.0
Illinois	5.5	11.4
New Jersey	4.3	10.0
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Transportation	14.2	15.3
Health Care	12.5	14.6
Education	11.6	9.7
Electric Utilities	11.2	14.2
General Obligations	8.2	23.6
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	0.1	0.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	0.0	0.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 0.4%	AAA 0.7%
AA,A 61.6%	AA,A 85.0%
BBB 4.9%	BBB 9.5%
BB and Below 1.6%	BB and Below 1.2%
Not Rated 0.7%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 30.8%	Short-Term Investments and Net Other Assets 3.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2015 Fund

Investments June 30, 2015

Showing Percentage of Net Assets

Municipal Bonds - 69.2%
	Principal Amount	Value
Arizona - 7.3%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 100,000
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,750,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	870,000
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	310,000
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15 (Escrowed to Maturity)	350,000	350,000
		3,380,000
California - 2.1%
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	750,000
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	200,000
		950,000
Connecticut - 3.8%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,000,000
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	750,000
		1,750,000
Florida - 3.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,000,000
Port Saint Lucie Gen. Oblig. Series 2014, 2% 7/1/15	505,000	505,000
		1,505,000
Hawaii - 1.1%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	500,000
Illinois - 5.5%
Illinois Gen. Oblig. Series 2013, 4% 7/1/15	1,500,000	1,500,000
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,015,000
		2,515,000
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 2.6%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,000,000
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	200,000
		1,200,000
Maryland - 1.1%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	520,000
Massachusetts - 9.0%
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	750,000	750,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	3,380,000	3,380,000
		4,130,000
Michigan - 1.6%
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	750,000
Missouri - 3.7%
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,705,000
Nevada - 4.1%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	20,000	20,000
Series 2013 C1, 2.5% 7/1/15 (b)	380,000	380,000
5% 7/1/15 (b)	1,500,000	1,500,000
		1,900,000
New Jersey - 4.3%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	1,975,000	1,975,000
New Mexico - 2.0%
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	900,000
New York - 10.0%
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	730,000
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	500,000
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (a)	1,250,000	1,250,000
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
Series 2010 A, 5% 7/1/15	$ 1,420,000	$ 1,420,000
Series 2012 A, 3% 7/1/15	235,000	235,000
Saratoga County Cap. Resources Rev. Series A, 3% 7/1/15	380,000	380,000
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	100,000
		4,615,000
Ohio - 2.2%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,000,000
Pennsylvania - 2.9%
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/15 (Escrowed to Maturity)	820,000	820,000
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/15 (FSA Insured)	500,000	500,000
		1,320,000
Texas - 2.6%
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	580,000
Series A, 5% 7/1/15	125,000	125,000
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	500,000
		1,205,000
TOTAL INVESTMENT PORTFOLIO - 69.2% (Cost $31,820,000)	31,820,000
NET OTHER ASSETS (LIABILITIES) - 30.8%	14,135,055
NET ASSETS - 100%	$ 45,955,055
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Other	30.8%
Transportation	14.2%
Health Care	12.5%
Education	11.6%
Electric Utilities	11.2%
General Obligations	8.2%
Others* (Individually Less Than 5%)	11.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $31,820,000)		$ 31,820,000
Cash		13,476,866
Interest receivable		718,294
Other receivables		513
Total assets		46,015,673

Liabilities
Payable for fund shares redeemed	$ 40,921
Distributions payable	3,112
Accrued management fee	11,779
Transfer agent fee payable	3,926
Distribution and service plan fees payable	880
Total liabilities		60,618

Net Assets		$ 45,955,055
Net Assets consist of:
Paid in capital		$ 45,955,055
Net Assets		$ 45,955,055

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($3,611,359 ÷ 355,728 shares)	$ 10.15

Maximum offering price per share (100/97.25 of $10.15)	$ 10.44
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($38,998,606 ÷ 3,841,371 shares)	$ 10.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,345,090 ÷ 329,490 shares)	$ 10.15

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2015
Investment Income
Interest		$ 735,197

Expenses
Management fee	$ 203,892
Transfer agent fees	67,956
Distribution and service plan fees	17,512
Independent trustees' compensation	326
Miscellaneous	118
Total expenses before reductions	289,804
Expense reductions	(1,073)	288,731
Net investment income (loss)		446,466
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		202,645
Change in net unrealized appreciation (depreciation) on investment securities		(640,083)
Net gain (loss)		(437,438)
Net increase (decrease) in net assets resulting from operations		$ 9,028

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2015	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 446,466	$ 710,509
Net realized gain (loss)	202,645	(44,106)
Change in net unrealized appreciation (depreciation)	(640,083)	168,389
Net increase (decrease) in net assets resulting from operations	9,028	834,792
Distributions to shareholders from net investment income	(450,599)	(710,520)
Distributions to shareholders from net realized gain	(132,569)	-
Total distributions	(583,168)	(710,520)
Share transactions - net increase (decrease)	(51,578,451)	17,950,493
Redemption fees	75	1,545
Total increase (decrease) in net assets	(52,152,516)	18,076,310

Net Assets
Beginning of period	98,107,571	80,031,261
End of period (including undistributed net investment income of $0 and undistributed net investment income of $3,472, respectively)	$ 45,955,055	$ 98,107,571

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2015	2014	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.044	.054	.074	.095	.005
Net realized and unrealized gain (loss)	(.067)	.010	- H	.191	.039
Total from investment operations	(.023)	.064	.074	.286	.044
Distributions from net investment income	(.045)	(.054)	(.074)	(.096)	(.004)
Distributions from net realized gain	(.022)	-	-	-	-
Total distributions	(.067)	(.054)	(.074)	(.096)	(.004)
Redemption fees added to paid in capital E	- H	- H	- H	-	-
Net asset value, end of period	$ 10.15	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C, D	(.23)%	.63%	.72%	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.65%	.63%A
Net investment income (loss)	.43%	.53%	.72%	.94%	.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,611	$ 8,694	$ 8,662	$ 5,045	$ 3,027
Portfolio turnover rate	0%	10%	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2015

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.070	.079	.099	.120	.007
Net realized and unrealized gain (loss)	(.068)	.011	.001	.192	.040
Total from investment operations	.002	.090	.100	.312	.047
Distributions from net investment income	(.070)	(.080)	(.100)	(.122)	(.007)
Distributions from net realized gain	(.022)	-	-	-	-
Total distributions	(.092)	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- G	- G	- G	-	-
Net asset value, end of period	$ 10.15	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C	.02%	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	.68%	.78%	.97%	1.19%	.63%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,999	$ 81,358	$ 65,379	$ 46,034	$ 10,456
Portfolio turnover rate	0%	10%	0%	3%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.070	.079	.099	.121	.007
Net realized and unrealized gain (loss)	(.068)	.011	.001	.191	.040
Total from investment operations	.002	.090	.100	.312	.047
Distributions from net investment income	(.070)	(.080)	(.100)	(.122)	(.007)
Distributions from net realized gain	(.022)	-	-	-	-
Total distributions	(.092)	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- G	- G	- G	-	-
Net asset value, end of period	$ 10.15	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C	.02%	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	.68%	.78%	.97%	1.19%	.63%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,345	$ 8,055	$ 5,990	$ 4,667	$ 2,572
Portfolio turnover rate	0%	10%	0%	3%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2015	Past 1 year	Life of fund A
Fidelity Municipal Income 2017 Fund	0.31%	2.56%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Municipal Income 2017 Fund, a class of the fund, on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.3	10.7
Michigan	8.3	6.7
New York	7.4	8.1
California	7.3	8.5
Texas	6.5	7.8
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.7	36.3
Health Care	13.3	14.0
Electric Utilities	12.0	13.5
Escrowed/Pre-Refunded	8.4	5.9
Special Tax	7.2	8.5
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	1.9	2.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	1.8	2.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 3.8%	AAA 4.0%
AA,A 76.1%	AA,A 77.6%
BBB 14.1%	BBB 14.4%
BB and Below 1.6%	BB and Below 0.4%
Not Rated 1.6%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2017 Fund

Investments June 30, 2015

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Alabama - 1.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 463,258
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (b)	1,100,000	1,110,934
		1,574,192
Arizona - 1.7%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Proj.) Series 2015 A, 4% 6/1/17	500,000	529,370
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	162,545
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	449,532
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	296,705
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	541,605
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	270,968
		2,250,725
California - 7.3%
California Gen. Oblig. 5% 3/1/17	215,000	230,497
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	625,000	668,825
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	649,392
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,053,960
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	532,590
Series 2014 A, 5% 7/1/17	2,000,000	2,169,740
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	270,545
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	549,750
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	539,275
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	304,323
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,477,904
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	158,957
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	303,106
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	$ 400,000	$ 422,564
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	325,938
		9,657,366
Colorado - 0.6%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	420,000	452,575
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/17	250,000	270,283
		722,858
Connecticut - 3.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	455,000	461,811
Series 2014 A, 0.8%, tender 7/26/17 (b)	2,000,000	1,995,520
Series D, 5% 7/1/17	1,000,000	1,072,310
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	726,435
		4,256,076
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/17	1,000,000	1,081,130
Florida - 13.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	540,055
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Escrowed to Maturity)	75,000	80,342
Series 2009 A1, 5.5% 6/1/17	195,000	211,265
Series 2010 A1:
4% 6/1/17 (FSA Insured)	80,000	84,418
5% 6/1/17 (FSA Insured)	550,000	590,706
5.25% 6/1/17	1,930,000	2,081,910
Series 2012 A1, 5% 6/1/17	750,000	805,508
5.25% 6/1/17 (FSA Insured)	300,000	323,376
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	600,000	649,926
Florida Dept. of Trans. Tpk. Rev. Series 2013 B, 5% 7/1/17	1,500,000	1,626,375
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	$ 200,000	$ 209,222
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	625,000	673,656
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/17 (FSA Insured)	1,000,000	1,076,580
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	162,296
Miami-Dade County School Board Ctfs. of Prtn. Series 2007 A, 5% 5/1/18 (Pre-Refunded to 5/1/17 @ 100)	1,275,000	1,368,866
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,081,150
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,080,110
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,093,120
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/17	2,000,000	2,162,140
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (c)	500,000	541,790
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	372,239
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/17 (Escrowed to Maturity)	135,000	147,288
5% 10/1/17 (Escrowed to Maturity)	120,000	130,922
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	207,668
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	217,292
		17,518,220
Georgia - 3.6%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	287,094
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (b)	1,070,000	1,072,290
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	265,828
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/17	1,000,000	1,084,870
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	104,718
Series 2010, 5% 4/1/17	350,000	375,417
Series A, 5.25% 1/1/17	440,000	468,868
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series GG, 5% 1/1/17	$ 515,000	$ 547,842
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/17	565,000	600,962
		4,807,889
Illinois - 4.8%
Chicago Gen. Oblig.:
Series A, 5.5% 1/1/17 (FSA Insured)	300,000	314,082
5% 1/1/17 (AMBAC Insured)	650,000	671,054
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	358,531
Series 2011 D, 5% 1/1/17	500,000	519,610
Illinois Fin. Auth. Rev.:
Series 2007, 5% 7/1/17	500,000	540,055
Series 2011 A1, 4% 4/1/17	90,000	94,955
Series 2013, 5% 5/15/17	295,000	314,747
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	16,245
5% 7/1/17	200,000	216,022
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	518,010
Series 2012, 5% 3/1/17	1,000,000	1,050,850
Series 2014, 4% 2/1/17	1,000,000	1,032,470
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	269,230
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	145,411
5.5% 6/15/17 (FGIC Insured)	75,000	81,504
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	133,866
		6,276,642
Indiana - 0.6%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	500,000	507,875
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	225,000	238,777
		746,652
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 2.0%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	$ 500,000	$ 529,830
Series 2014, 5% 7/1/17	1,000,000	1,075,790
Series 2015, 5% 7/1/17 (a)	400,000	428,396
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	577,738
		2,611,754
Massachusetts - 4.5%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17 (Escrowed to Maturity)	850,000	904,468
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	500,000	532,390
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (b)(c)	850,000	854,565
Massachusetts Gen. Oblig.:
Series 2010 B, 5% 6/1/17	1,150,000	1,243,530
Series 2011 B, 5% 8/1/17	1,000,000	1,087,320
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	100,000	107,068
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,081,350
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	108,404
		5,919,095
Michigan - 8.3%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,604,790
Farmington Pub. School District Gen. Oblig. 4% 5/1/17 (FSA Insured)	1,000,000	1,053,940
Forest Hills Pub. Schools 4% 5/1/17	420,000	442,814
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,068,910
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (b)	575,000	581,555
Series 2010 F2, 1.5%, tender 3/1/17 (b)	1,960,000	1,981,834
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	247,514
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,107,880
Roseville Cmnty. Schools:
Series 2014, 5% 5/1/17	225,000	240,338
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Roseville Cmnty. Schools: - continued
5% 5/1/17	$ 1,090,000	$ 1,164,305
Royal Oak City School District 5% 5/1/17	200,000	214,460
Zeeland Pub. Schools 4% 5/1/17	200,000	210,418
		10,918,758
Minnesota - 0.8%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,092,840
Missouri - 0.9%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	363,650
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	787,882
		1,151,532
Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev.:
Series 2012 A, 5% 1/1/17	500,000	531,805
Series 2014, 4% 7/1/17	450,000	478,319
		1,010,124
Nevada - 2.9%
Clark County Arpt. Rev. 5% 7/1/17 (c)	1,000,000	1,074,770
Clark County School District:
Series 2007 C, 5% 6/15/17	500,000	539,870
Series 2014 A, 5.5% 6/15/17	2,000,000	2,178,700
		3,793,340
New Hampshire - 1.8%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,387,638
New Jersey - 5.7%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/17	1,000,000	1,064,980
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,050,190
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	530,000	562,293
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	2,085,000	2,208,036
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	656,860
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	322,227
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	$ 125,000	$ 132,204
4% 7/1/17	100,000	105,702
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	299,753
Series 2011 B, 5% 6/15/17	530,000	557,841
Series 2014 AA, 5% 6/15/17	500,000	526,265
		7,486,351
New York - 7.4%
Buffalo and Erie County Indl. Land Rev.Series 2015, 5% 7/1/17	175,000	188,013
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015, 5% 5/1/17	400,000	431,188
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	585,000	608,067
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	343,005
New York City Gen. Oblig.:
Series 2009 H1, 5% 3/1/17	2,310,000	2,474,518
Series 2011 B, 5% 8/1/17	1,680,000	1,823,438
Series 2015 A, 5% 8/1/17	2,000,000	2,170,760
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	431,498
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	107,359
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	239,063
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	216,230
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	766,757
		9,799,896
North Carolina - 0.6%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	409,120
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	420,312
		829,432
Ohio - 1.9%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	150,000	160,749
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	$ 1,000,000	$ 1,049,820
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	136,839
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	80,462
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	393,195
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	618,528
		2,439,593
Pennsylvania - 5.2%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	323,268
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	1,004,850
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	264,440
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	209,266
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,052,180
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,324,047
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A, 4% 2/1/17	1,000,000	1,050,930
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	537,845
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,079,080
		6,845,906
Pennsylvania, New Jersey - 0.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	585,916
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	1,000,000	1,043,380
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	138,330
Tennessee - 0.9%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (c)	1,130,000	1,215,417
Municipal Bonds - continued
	Principal Amount	Value
Texas - 6.5%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	$ 100,000	$ 108,293
Denton Independent School District Series 2011, 5% 8/15/17	500,000	543,595
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	448,847
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	5,000,000	5,499,193
Lower Colorado River Auth. Rev.:
Series 2013, 5% 5/15/17	650,000	700,375
5% 5/15/17	100,000	107,750
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	539,645
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	542,690
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	106,966
		8,597,354
Utah - 0.3%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	374,156
Washington - 6.3%
Energy Northwest Elec. Rev.:
(Proj. 1) Series 2007 C, 5% 7/1/17	1,325,000	1,436,631
(Proj. 3) Series 2007 A, 4.5% 7/1/17	2,800,000	3,008,348
Series 2014 A, 5% 7/1/17	1,250,000	1,355,313
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (c)	500,000	537,105
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,025,000	1,100,461
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	254,895
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	270,000	294,260
Series 2014 5% 3/1/17	350,000	373,604
		8,360,617
Wisconsin - 1.2%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	531,230
Wisconsin Gen. Oblig. Series 2014 B, 5% 5/1/17	1,000,000	1,078,350
		1,609,580
TOTAL MUNICIPAL BONDS (Cost $126,468,431)		127,102,759
Municipal Notes - 0.8%
	Principal Amount	Value
Kentucky - 0.8%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,055,967)	$ 1,000,000	$ 1,068,640
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $127,524,398)		128,171,399
NET OTHER ASSETS (LIABILITIES) - 2.8%		3,715,812
NET ASSETS - 100%		$ 131,887,211
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.7%
Health Care	13.3%
Electric Utilities	12.0%
Escrowed/Pre-Refunded	8.4%
Special Tax	7.2%
Transportation	6.6%
Education	6.1%
Others* (Individually Less Than 5%)	8.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $127,524,398)		$ 128,171,399
Cash		2,545,884
Receivable for fund shares sold		1,709
Interest receivable		1,781,420
Other receivables		732
Total assets		132,501,144

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 428,560
Payable for fund shares redeemed	126,652
Distributions payable	12,993
Accrued management fee	32,910
Distribution and service plan fees payable	1,848
Other affiliated payables	10,970
Total liabilities		613,933

Net Assets		$ 131,887,211
Net Assets consist of:
Paid in capital		$ 131,266,220
Distributions in excess of net investment income		(2,840)
Accumulated undistributed net realized gain (loss) on investments		(23,170)
Net unrealized appreciation (depreciation) on investments		647,001
Net Assets		$ 131,887,211

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($8,310,626 ÷ 792,341 shares)	$ 10.49

Maximum offering price per share (100/97.25 of $10.49)	$ 10.79
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($97,853,987 ÷ 9,330,115 shares)	$ 10.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,722,598 ÷ 2,452,556 shares)	$ 10.49

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2015
Investment Income
Interest		$ 1,580,431

Expenses
Management fee	$ 372,773
Transfer agent fees	124,268
Distribution and service plan fees	25,174
Independent trustees' compensation	517
Miscellaneous	168
Total expenses before reductions	522,900
Expense reductions	(2,576)	520,324
Net investment income (loss)		1,060,107
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,629
Change in net unrealized appreciation (depreciation) on investment securities		(754,576)
Net gain (loss)		(745,947)
Net increase (decrease) in net assets resulting from operations		$ 314,160

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2015	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,060,107	$ 828,257
Net realized gain (loss)	8,629	(31,757)
Change in net unrealized appreciation (depreciation)	(754,576)	1,113,821
Net increase (decrease) in net assets resulting from operations	314,160	1,910,321
Distributions to shareholders from net investment income	(1,058,902)	(829,746)
Distributions to shareholders from net realized gain	-	(5,852)
Total distributions	(1,058,902)	(835,598)
Share transactions - net increase (decrease)	39,912,368	41,533,513
Redemption fees	96	330
Total increase (decrease) in net assets	39,167,722	42,608,566

Net Assets
Beginning of period	92,719,489	50,110,923
End of period (including distributions in excess of net investment income of $2,840 and distributions in excess of net investment income of $4,046, respectively)	$ 131,887,211	$ 92,719,489

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2015	2014	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.066	.106	.128	.150	.012
Net realized and unrealized gain (loss)	(.060)	.183	(.087)	.480	(.011)
Total from investment operations	.006	.289	.041	.630	.001
Distributions from net investment income	(.066)	(.108)	(.129)	(.150)	(.011)
Distributions from net realized gain	-	(.001)	(.012)	-	-
Total distributions	(.066)	(.109)	(.141)	(.150)	(.011)
Redemption fees added to paid in capital E	- H	- H	- H	- H	-
Net asset value, end of period	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C, D	.06%	2.80%	.38%	6.34%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.65%	.63%A
Net investment income (loss)	.62%	1.01%	1.22%	1.45%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,311	$ 8,162	$ 4,973	$ 3,986	$ 2,618
Portfolio turnover rate	3%	0%	0%	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2017

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.092	.132	.155	.176	.014
Net realized and unrealized gain (loss)	(.059)	.183	(.088)	.480	(.010)
Total from investment operations	.033	.315	.067	.656	.004
Distributions from net investment income	(.093)	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	-	(.001)	(.012)	-	-
Total distributions	(.093)	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C	.31%	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	.87%	1.26%	1.47%	1.70%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,854	$ 68,931	$ 38,747	$ 27,328	$ 6,801
Portfolio turnover rate	3%	0%	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.092	.132	.155	.176	.015
Net realized and unrealized gain (loss)	(.059)	.183	(.088)	.480	(.011)
Total from investment operations	.033	.315	.067	.656	.004
Distributions from net investment income	(.093)	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	-	(.001)	(.012)	-	-
Total distributions	(.093)	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.49	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C	.31%	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	.87%	1.26%	1.47%	1.70%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,723	$ 15,627	$ 6,391	$ 3,841	$ 2,500
Portfolio turnover rate	3%	0%	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2015	Past 1 year	Life of fund A
Fidelity Municipal Income 2019 Fund	1.24%	3.69%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Municipal Income 2019 Fund, a class of the fund, on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net asset 6 months ago
New York	19.1	19.6
Florida	16.8	15.1
New Jersey	10.8	11.6
Arizona	6.8	3.9
Texas	5.7	6.0
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.1	42.1
Transportation	15.2	14.3
Health Care	9.8	8.6
Education	7.6	6.3
Electric Utilities	6.6	6.4
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	3.9	4.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	3.6	4.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 8.6%	AAA 9.0%
AA,A 83.1%	AA,A 85.2%
BBB 4.3%	BBB 4.1%
Not Rated 1.2%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2019 Fund

Investments June 30, 2015

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Arizona - 6.8%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Proj.) Series 2015 A, 5% 6/1/19	$ 1,000,000	$ 1,132,590
(Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	270,000	305,470
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	396,935
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,086,670
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	731,495
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	685,464
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	571,845
		4,910,469
California - 5.7%
California Econ. Recovery Series A, 4.6% 7/1/19 (Escrowed to Maturity)	1,040,000	1,179,838
California Gen. Oblig. 5.5% 4/1/19	500,000	579,110
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	568,120
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	378,121
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (b)	1,000,000	1,116,750
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	239,450
		4,061,389
Connecticut - 0.7%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	486,833
Florida - 16.8%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/19	1,000,000	1,132,030
Series 2015 A, 5% 7/1/19	500,000	566,015
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	286,745
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	571,845
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	904,960
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	$ 455,000	$ 492,469
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,721,313
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,225,906
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/19	250,000	284,358
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,375,000	1,557,353
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,139,090
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,064,408
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (b)	500,000	568,030
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19	255,000	293,304
5% 10/1/19	245,000	282,568
		12,090,394
Georgia - 1.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (a)	1,000,000	1,020,580
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	226,694
		1,247,274
Illinois - 5.1%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,111,600
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	365,648
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,072,250
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,129,370
		3,678,868
Indiana - 0.4%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	286,448
Iowa - 1.3%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	939,078
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 1.6%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (b)	$ 1,000,000	$ 1,122,070
Michigan - 5.4%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,116,400
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	843,210
Royal Oak City School District 5% 5/1/19	700,000	791,714
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,127,050
		3,878,374
Minnesota - 1.2%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	881,108
Missouri - 0.4%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	273,273
New Jersey - 10.8%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19	105,000	113,268
Series 2014 PP, 5% 6/15/19	3,630,000	3,931,648
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	681,381
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	567,260
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	329,439
Series 2012 AA, 5% 6/15/19	2,000,000	2,159,220
		7,782,216
New Mexico - 1.0%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	685,464
New York - 19.1%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	307,016
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	272,170
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,281,260
5% 3/1/19	3,000,000	3,388,950
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	570,855
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	$ 1,000,000	$ 1,140,830
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	298,605
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	2,500,000	2,824,575
Series II, 4% 5/1/19	1,000,000	1,091,280
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,119,770
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	397,082
		13,692,393
Ohio - 2.8%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (First Energy Nuclear Generation Proj.) Series 2006 B, 4%, tender 6/3/19 (a)	1,000,000	1,046,000
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	922,004
		1,968,004
Oregon - 1.5%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (b)	1,000,000	1,091,510
Pennsylvania - 5.0%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	113,676
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	426,472
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	200,193
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	111,520
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,139,090
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	897,656
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	728,920
		3,617,527
Texas - 5.7%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	567,675
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (a)	$ 2,940,000	$ 2,980,837
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	572,450
		4,120,962
Virginia - 0.7%
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	500,000	507,565
Washington - 0.2%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	123,467
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (a)	500,000	498,025
Wisconsin - 2.6%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,138,300
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (a)	650,000	713,661
		1,851,961
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $68,653,753)	69,794,672
NET OTHER ASSETS (LIABILITIES) - 2.8%	2,043,278
NET ASSETS - 100%	$ 71,837,950
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	43.1%
Transportation	15.2%
Health Care	9.8%
Education	7.6%
Electric Utilities	6.6%
Special Tax	6.0%
Water & Sewer	5.2%
Others* (Individually Less Than 5%)	6.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $68,653,753)		$ 69,794,672
Cash		1,223,920
Receivable for fund shares sold		274
Interest receivable		872,055
Other receivables		429
Total assets		71,891,350

Liabilities
Payable for fund shares redeemed	$ 8,109
Distributions payable	19,447
Accrued management fee	18,146
Transfer agent fee payable	6,048
Distribution and service plan fees payable	1,650
Total liabilities		53,400

Net Assets		$ 71,837,950
Net Assets consist of:
Paid in capital		$ 70,605,415
Undistributed net investment income		16,908
Accumulated undistributed net realized gain (loss) on investments		74,708
Net unrealized appreciation (depreciation) on investments		1,140,919
Net Assets		$ 71,837,950

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($7,521,979 ÷ 703,859 shares)	$ 10.69

Maximum offering price per share (100/97.25 of $10.69)	$ 10.99
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($44,330,775 ÷ 4,148,250 shares)	$ 10.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,985,196 ÷ 1,870,088 shares)	$ 10.69

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2015

Investment Income
Interest		$ 1,460,647

Expenses
Management fee	$ 207,730
Transfer agent fees	69,250
Distribution and service plan fees	21,466
Independent trustees' compensation	292
Miscellaneous	96
Total expenses before reductions	298,834
Expense reductions	(1,142)	297,692
Net investment income (loss)		1,162,955
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		125,627
Change in net unrealized appreciation (depreciation) on investment securities		(589,161)
Net gain (loss)		(463,534)
Net increase (decrease) in net assets resulting from operations		$ 699,421

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2015	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,162,955	$ 839,100
Net realized gain (loss)	125,627	24,669
Change in net unrealized appreciation (depreciation)	(589,161)	963,210
Net increase (decrease) in net assets resulting from operations	699,421	1,826,979
Distributions to shareholders from net investment income	(1,148,149)	(839,107)
Share transactions - net increase (decrease)	15,731,072	19,707,336
Redemption fees	1,259	61
Total increase (decrease) in net assets	15,283,603	20,695,269

Net Assets
Beginning of period	56,554,347	35,859,078
End of period (including undistributed net investment income of $16,908 and undistributed net investment income of $2,102, respectively)	$ 71,837,950	$ 56,554,347

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2015	2014	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.157	.181	.199	.215	.017
Net realized and unrealized gain (loss)	(.052)	.242	(.170)	.721	(.051)
Total from investment operations	.105	.423	.029	.936	(.034)
Distributions from net investment income	(.155)	(.183)	(.199)	(.215)	(.016)
Distributions from net realized gain	-	-	-	(.001)	-
Total distributions	(.155)	(.183)	(.199)	(.216)	(.016)
Redemption fees added to paid in capital E	- H	- H	- H	- H	-
Net asset value, end of period	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C, D	.98%	4.06%	.24%	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.65%	.64%A
Net investment income (loss)	1.46%	1.71%	1.84%	2.06%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,522	$ 6,830	$ 8,173	$ 9,017	$ 5,092
Portfolio turnover rate	8%	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2019

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.184	.207	.226	.242	.019
Net realized and unrealized gain (loss)	(.052)	.242	(.170)	.720	(.050)
Total from investment operations	.132	.449	.056	.962	(.031)
Distributions from net investment income	(.182)	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	-	(.001)	-
Total distributions	(.182)	(.209)	(.226)	(.242)H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C	1.24%	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.71%	1.96%	2.09%	2.31%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,331	$ 36,135	$ 20,787	$ 15,946	$ 5,967
Portfolio turnover rate	8%	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.184	.207	.226	.241	.019
Net realized and unrealized gain (loss)	(.052)	.242	(.170)	.721	(.050)
Total from investment operations	.132	.449	.056	.962	(.031)
Distributions from net investment income	(.182)	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	-	(.001)	-
Total distributions	(.182)	(.209)	(.226)	(.242)H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.69	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C	1.24%	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.71%	1.96%	2.09%	2.31%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,985	$ 13,589	$ 6,899	$ 6,213	$ 5,050
Portfolio turnover rate	8%	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2015	Past 1 year	Life of fund A
Fidelity Municipal Income 2021 Fund	2.14%	4.69%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Municipal Income 2021 Fund, a class of the fund, on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	12.9	10.5
New Jersey	11.0	12.4
Illinois	8.5	7.3
New York	7.9	8.8
Texas	7.8	7.8
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.2	38.1
Health Care	14.9	16.9
Transportation	12.5	13.3
Water & Sewer	9.9	5.1
Electric Utilities	9.1	8.6
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	5.9	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	5.2	5.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 1.6%	AAA 1.8%
AA,A 87.3%	AA,A 84.9%
BBB 8.2%	BBB 10.3%
BB and Below 1.0%	BB and Below 0.0%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2021 Fund

Investments June 30, 2015

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Arizona - 3.2%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 676,565
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	349,431
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	583,150
		1,609,146
California - 7.2%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	586,815
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	584,445
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,171,240
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	296,610
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	119,986
Series 2011 C, 5% 5/1/21 (a)	500,000	577,245
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	295,483
		3,631,824
Colorado - 0.8%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	413,522
Connecticut - 1.7%
Hartford Gen. Oblig. Series 2013 B, 4% 4/1/21	805,000	876,315
Florida - 12.9%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	579,335
Series 2015 A, 5% 7/1/21	500,000	579,335
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	294,858
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	886,088
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	870,833
Series 2012 A, 5% 7/1/21	500,000	580,250
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,157,780
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	$ 1,000,000	$ 1,167,230
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	379,249
		6,494,958
Georgia - 4.7%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,159,650
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	291,755
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	800,938
Series 2011 B, 5% 1/1/21	85,000	98,666
		2,351,009
Illinois - 8.5%
Chicago Gen. Oblig. 5% 1/1/21	500,000	512,765
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	458,696
Chicago Park District Gen. Oblig. Series 2014 D, 5% 1/1/21	1,000,000	1,083,620
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	572,019
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	542,410
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,149,960
		4,319,470
Indiana - 1.7%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	232,496
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	292,215
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	354,996
		879,707
Massachusetts - 1.4%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	235,544
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	461,253
		696,797
Michigan - 6.7%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	572,245
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	235,616
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	$ 500,000	$ 573,680
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,120,060
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	869,430
		3,371,031
Minnesota - 0.7%
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	300,000	349,065
Nebraska - 1.1%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	581,240
Nevada - 1.3%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	293,840
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	344,676
		638,516
New Jersey - 11.0%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	500,000	570,360
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	860,050
New Jersey Econ. Dev. Auth. Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,307,688
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	621,097
Series 2013 A, 5% 7/1/21	100,000	116,233
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,162,940
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	104,591
Series 2011 B, 5% 6/15/21	750,000	814,470
		5,557,429
New York - 7.9%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	560,505
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	569,690
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,170,030
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	$ 685,000	$ 803,642
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	670,974
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	232,710
		4,007,551
North Carolina - 2.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	232,372
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,168,660
		1,401,032
Oregon - 1.5%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	751,946
Pennsylvania - 4.6%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	407,010
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	757,330
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	566,060
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	577,390
		2,307,790
Pennsylvania, New Jersey - 0.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	379,148
South Carolina - 1.6%
Horry County School District Series 2011, 5% 3/1/21	700,000	821,919
Texas - 7.8%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	291,445
5% 7/15/21	750,000	874,335
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	290,583
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	442,844
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	585,460
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	590,560
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	$ 70,000	$ 81,449
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	234,504
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	565,235
		3,956,415
Washington - 6.0%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	782,764
King County Gen. Oblig. Series 2015 A, 5% 7/1/21	1,500,000	1,775,907
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	177,626
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	293,598
		3,029,895
Wisconsin - 2.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,172,310
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $48,078,166)	49,598,035
NET OTHER ASSETS (LIABILITIES) - 1.9%	944,960
NET ASSETS - 100%	$ 50,542,995
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.2%
Health Care	14.9%
Transportation	12.5%
Water & Sewer	9.9%
Electric Utilities	9.1%
Special Tax	7.1%
Education	6.3%
Others* (Individually Less Than 5%)	3.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $48,078,166)		$ 49,598,035
Cash		279,503
Interest receivable		709,820
Other receivables		235
Total assets		50,587,593

Liabilities
Payable for fund shares redeemed	$ 7,730
Distributions payable	17,824
Accrued management fee	12,699
Transfer agent fee payable	4,233
Distribution and service plan fees payable	2,112
Total liabilities		44,598

Net Assets		$ 50,542,995
Net Assets consist of:
Paid in capital		$ 48,951,706
Undistributed net investment income		3,626
Accumulated undistributed net realized gain (loss) on investments		67,794
Net unrealized appreciation (depreciation) on investments		1,519,869
Net Assets		$ 50,542,995

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($10,191,108 ÷ 941,262 shares)	$ 10.83

Maximum offering price per share (100/97.25 of $10.83)	$ 11.14
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($24,594,166 ÷ 2,271,551 shares)	$ 10.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,757,721 ÷ 1,455,421 shares)	$ 10.83

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2015
Investment Income
Interest		$ 1,283,233

Expenses
Management fee	$ 144,467
Transfer agent fees	48,159
Distribution and service plan fees	24,981
Independent trustees' compensation	206
Miscellaneous	68
Total expenses before reductions	217,881
Expense reductions	(747)	217,134
Net investment income (loss)		1,066,099
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		83,265
Change in net unrealized appreciation (depreciation) on investment securities		(299,664)
Net gain (loss)		(216,399)
Net increase (decrease) in net assets resulting from operations		$ 849,700

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2015	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,066,099	$ 931,239
Net realized gain (loss)	83,265	53,292
Change in net unrealized appreciation (depreciation)	(299,664)	1,163,953
Net increase (decrease) in net assets resulting from operations	849,700	2,148,484
Distributions to shareholders from net investment income	(1,065,265)	(931,249)
Distributions to shareholders from net realized gain	(56,405)	(118,166)
Total distributions	(1,121,670)	(1,049,415)
Share transactions - net increase (decrease)	7,804,053	5,481,587
Redemption fees	838	42
Total increase (decrease) in net assets	7,532,921	6,580,698

Net Assets
Beginning of period	43,010,074	36,429,376
End of period (including undistributed net investment income of $3,626 and undistributed net investment income of $2,792, respectively)	$ 50,542,995	$ 43,010,074

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2015	2014	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.221	.240	.242	.248	.017
Net realized and unrealized gain (loss)	(.016)	.324	(.250)	.906	(.040)
Total from investment operations	.205	.564	(.008)	1.154	(.023)
Distributions from net investment income	(.221)	(.240)	(.242)	(.248)	(.017)
Distributions from net realized gain	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.235)	(.274)	(.262)	(.274)	(.017)
Redemption fees added to paid in capital E	- H	- H	- H	- H	-
Net asset value, end of period	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C, D	1.89%	5.44%	(.15)%	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.65%	.63%A
Net investment income (loss)	2.02%	2.26%	2.19%	2.34%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,191	$ 9,189	$ 8,664	$ 8,546	$ 5,168
Portfolio turnover rate	5%	6%	12%	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2021

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.248	.266	.269	.275	.019
Net realized and unrealized gain (loss)	(.016)	.325	(.250)	.905	(.040)
Total from investment operations	.232	.591	.019	1.180	(.021)
Distributions from net investment income	(.248)	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.262)	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C	2.14%	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.27%	2.51%	2.44%	2.59%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,594	$ 23,718	$ 20,604	$ 20,274	$ 5,921
Portfolio turnover rate	5%	6%	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.247	.266	.269	.274	.020
Net realized and unrealized gain (loss)	(.015)	.325	(.250)	.906	(.041)
Total from investment operations	.232	.591	.019	1.180	(.021)
Distributions from net investment income	(.248)	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.262)	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.83	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C	2.14%	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.27%	2.51%	2.44%	2.60%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,758	$ 10,103	$ 7,161	$ 6,367	$ 5,008
Portfolio turnover rate	5%	6%	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity® Municipal Income 2023 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2015	Past 1 year	Life of fund A
Fidelity Municipal Income 2023 Fund	2.80%	1.95%

A From April 23, 2013.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Municipal Income 2023 Fund, a class of the fund, on April 23, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2023 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
New York	14.9	14.3
Illinois	13.8	13.2
New Jersey	8.3	9.6
California	6.7	11.6
Michigan	6.0	4.1
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.6	36.1
Health Care	15.3	14.9
Transportation	12.5	14.2
Electric Utilities	10.4	5.5
Special Tax	8.8	9.9
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	7.8	8.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	6.7	7.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 3.5%	AAA 4.0%
AA,A 85.9%	AA,A 84.2%
BBB 7.6%	BBB 8.6%
BB and Below 0.9%	BB and Below 0.0%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2023 Fund

Investments June 30, 2015

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Arizona - 4.7%
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	$ 200,000	$ 236,628
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	291,058
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	500,000	598,380
		1,126,066
California - 6.7%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	116,103
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	299,115
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	450,176
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	68,027
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	147,732
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	240,254
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	293,418
		1,614,825
Colorado - 1.5%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	236,436
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	120,529
		356,965
Connecticut - 4.3%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	115,275
Hartford Gen. Oblig.:
Series 2013, 5% 4/1/23	300,000	345,609
5% 4/1/23	500,000	576,015
		1,036,899
Florida - 5.2%
Broward County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/23	250,000	292,035
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	582,885
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Expressway Auth. Series 2014 A, 4% 7/1/23	$ 200,000	$ 220,226
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	168,587
		1,263,733
Georgia - 2.3%
Atlanta Arpt. Rev. 5% 1/1/23	250,000	294,858
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	248,312
		543,170
Illinois - 13.8%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	238,728
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	300,000	349,578
5% 1/1/23	400,000	466,104
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	227,504
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	216,050
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	291,171
Series 2014, 5% 2/1/23	250,000	269,568
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	500,000	581,215
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	90,895
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	467,228
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,444
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	95,815
		3,313,300
Indiana - 1.2%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	291,615
Louisiana - 2.6%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	615,497
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 0.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 50,000	$ 61,941
Michigan - 6.0%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	57,706
Farmington Pub. School District Gen. Oblig. 5% 5/1/23 (FSA Insured)	500,000	583,245
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	453,441
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	359,268
		1,453,660
Minnesota - 1.2%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	291,168
Nebraska - 3.7%
Omaha Pub. Pwr. District Series 2015 A, 5% 2/1/23	750,000	886,495
Nevada - 2.4%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	131,069
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	441,788
		572,857
New Jersey - 8.3%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	288,373
New Jersey Econ. Dev. Auth. Rev. Series 2013, 5% 3/1/23	550,000	593,065
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	117,680
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	230,518
Series 2013, 5% 7/1/23	200,000	233,158
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	286,093
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	238,596
		1,987,483
Municipal Bonds - continued
	Principal Amount	Value
New York - 14.9%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	$ 250,000	$ 291,448
Series 2014 B, 5% 7/1/23	250,000	291,448
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	712,848
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 C, 5% 3/15/23	500,000	595,435
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	500,000	584,010
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	764,250
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	353,751
		3,593,190
Ohio - 3.8%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	449,536
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	114,324
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	361,347
		925,207
Oregon - 1.2%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	293,410
Pennsylvania - 4.4%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	360,536
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	584,070
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	117,285
		1,061,891
Rhode Island - 1.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	281,038
Texas - 3.4%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	166,027
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lower Colorado River Auth. Rev. Series 2015 B, 5% 5/15/23	$ 250,000	$ 292,390
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/23	300,000	352,032
		810,449
Washington - 4.8%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	59,463
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	290,278
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	351,129
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	332,622
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	131,579
		1,165,071
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $23,363,507)	23,545,930
NET OTHER ASSETS (LIABILITIES) - 2.1%	515,199
NET ASSETS - 100%	$ 24,061,129
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.6%
Health Care	15.3%
Transportation	12.5%
Electric Utilities	10.4%
Special Tax	8.8%
Water & Sewer	5.2%
Others* (Individually Less Than 5%)	9.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $23,363,507)		$ 23,545,930
Cash		233,477
Interest receivable		302,498
Other receivables		153
Total assets		24,082,058

Liabilities
Payable for fund shares redeemed	$ 2,605
Distributions payable	9,297
Accrued management fee	6,034
Transfer agent fee payable	2,010
Distribution and service plan fees payable	983
Total liabilities		20,929

Net Assets		$ 24,061,129
Net Assets consist of:
Paid in capital		$ 23,891,278
Undistributed net investment income		310
Accumulated undistributed net realized gain (loss) on investments		(12,882)
Net unrealized appreciation (depreciation) on investments		182,423
Net Assets		$ 24,061,129

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($4,724,366 ÷ 474,908 shares)	$ 9.95

Maximum offering price per share (100/97.25 of $9.95)	$ 10.23
Municipal Income 2023: Net Asset Value, offering price and redemption price per share ($11,424,081 ÷ 1,148,410 shares)	$ 9.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,912,682 ÷ 795,417 shares)	$ 9.95

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2015

Investment Income
Interest		$ 601,099

Expenses
Management fee	$ 67,947
Transfer agent fees	22,648
Distribution and service plan fees	12,029
Independent trustees' compensation	95
Miscellaneous	31
Total expenses before reductions	102,750
Expense reductions	(316)	102,434
Net investment income (loss)		498,665
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		19,086
Change in net unrealized appreciation (depreciation) on investment securities		(13,366)
Net gain (loss)		5,720
Net increase (decrease) in net assets resulting from operations		$ 504,385

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2015	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 498,665	$ 312,162
Net realized gain (loss)	19,086	(17,361)
Change in net unrealized appreciation (depreciation)	(13,366)	752,707
Net increase (decrease) in net assets resulting from operations	504,385	1,047,508
Distributions to shareholders from net investment income	(498,361)	(312,158)
Share transactions - net increase (decrease)	4,591,029	8,594,451
Redemption fees	176	655
Total increase (decrease) in net assets	4,597,229	9,330,456

Net Assets
Beginning of period	19,463,900	10,133,444
End of period (including undistributed net investment income of $310 and undistributed net investment income of $0, respectively)	$ 24,061,129	$ 19,463,900

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.202	.199	.010
Net realized and unrealized gain (loss)	.050	.429	(.530)
Total from investment operations	.252	.628	(.520)
Distributions from net investment income	(.202)	(.198)	(.010)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 9.95	$ 9.90	$ 9.47
Total ReturnB, C, D	2.54%	6.72%	(5.20)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.62%A
Net investment income (loss)	2.01%	2.08%	.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,724	$ 4,827	$ 2,370
Portfolio turnover rate	16%	3%	4% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period April 23, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2023

Years ended June 30,	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.227	.223	.015
Net realized and unrealized gain (loss)	.050	.429	(.530)
Total from investment operations	.277	.652	(.515)
Distributions from net investment income	(.227)	(.222)	(.015)
Redemption fees added to paid in capital D, G	-	-	-
Net asset value, end of period	$ 9.95	$ 9.90	$ 9.47
Total ReturnB, C	2.80%	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.37%A
Net investment income (loss)	2.26%	2.34%	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,424	$ 9,264	$ 5,383
Portfolio turnover rate	16%	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.227	.224	.015
Net realized and unrealized gain (loss)	.050	.428	(.530)
Total from investment operations	.277	.652	(.515)
Distributions from net investment income	(.227)	(.222)	(.015)
Redemption fees added to paid in capital D, G	-	-	-
Net asset value, end of period	$ 9.95	$ 9.90	$ 9.47
Total ReturnB, C	2.80%	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.37%A
Net investment income (loss)	2.26%	2.33%	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,913	$ 5,374	$ 2,380
Portfolio turnover rate	16%	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2015

1. Organization.

Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 27, 2014, Fidelity Municipal Income 2015 Fund was closed to new accounts with certain exceptions.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs

Annual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Municipal Income 2015 Fund	$ 31,820,000	$ -	$ -	$ -
Fidelity Municipal Income 2017 Fund	127,524,174	889,452	(242,227)	647,225
Fidelity Municipal Income 2019 Fund	68,653,753	1,416,634	(275,715)	1,140,919
Fidelity Municipal Income 2021 Fund	48,078,166	1,718,917	(199,048)	1,519,869
Fidelity Municipal Income 2023 Fund	23,363,469	396,027	(213,566)	182,461

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2017 Fund	$ -	$ -	$ (22,402)	$ 647,225
Fidelity Municipal Income 2019 Fund	16,908	74,708	-	1,140,919
Fidelity Municipal Income 2021 Fund	3,626	67,794	-	1,519,869
Fidelity Municipal Income 2023 Fund	273	-	(12,882)	182,461

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

		No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity Municipal Income 2017 Fund	$ (47)	$ (22,355)	$ (22,402)
Fidelity Municipal Income 2023 Fund	(12,882)	-	(12,882)

Fidelity Municipal Income 2017 Fund intends to elect to defer to its next fiscal year $768 of capital losses recognized during the period November 1, 2014 to June 30, 2015.

The tax character of distributions paid was as follows:

June 30, 2015
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2015 Fund	$ 450,599	$ 132,569	$ 583,168
Fidelity Municipal Income 2017 Fund	1,058,902	-	1,058,902
Fidelity Municipal Income 2019 Fund	1,148,149	-	1,148,149
Fidelity Municipal Income 2021 Fund	1,065,265	56,404	1,121,669
Fidelity Municipal Income 2023 Fund	498,361	-	498,361
June 30, 2014
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2015 Fund	$ 710,520	$ -	$ -	$ 710,520
Fidelity Municipal Income 2017 Fund	829,746	5,852	-	835,598
Fidelity Municipal Income 2019 Fund	839,107	-	-	839,107
Fidelity Municipal Income 2021 Fund	931,249	-	118,166	1,049,415
Fidelity Municipal Income 2023 Fund	312,158	-	-	312,158

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

These redemption fees were eliminated from the Fidelity Municipal Income 2015 Fund effective February 2, 2015.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	-	60,576,654
Fidelity Municipal Income 2017 Fund	50,913,484	3,307,074
Fidelity Municipal Income 2019 Fund	22,230,046	5,383,451
Fidelity Municipal Income 2021 Fund	10,176,385	2,494,961
Fidelity Municipal Income 2023 Fund	8,576,985	3,413,856

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 17,512	$ -
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 25,174	$ 2,026
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 21,466	$ 8,220
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 24,981	$ 9,351
Fidelity Municipal Income 2023 Fund
Class A	.25%	$ 12,029	$ 12,029

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 310
Fidelity Municipal Income 2017 Fund
Class A	$ 348

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Retained by FDC
Fidelity Municipal Income 2019 Fund
Class A	$ 1,562
Fidelity Municipal Income 2021 Fund
Class A	$ 1,376
Fidelity Municipal Income 2023 Fund
Class A	$ 642

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 7,002
Municipal Income 2015	56,010
Institutional Class	4,944
$ 67,956
Fidelity Municipal Income 2017 Fund
Class A	$ 10,071
Municipal Income 2017	94,068
Institutional Class	20,129
$ 124,268
Fidelity Municipal Income 2019 Fund
Class A	$ 8,588
Municipal Income 2019	42,574
Institutional Class	18,088
$ 69,250
Fidelity Municipal Income 2021 Fund
Class A	$ 9,994
Municipal Income 2021	25,139
Institutional Class	13,026
$ 48,159

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Municipal Income 2023 Fund
Class A	$ 4,813
Municipal Income 2023	10,995
Institutional Class	6,840
$ 22,648

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Funds. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Funds.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 118
Fidelity Municipal Income 2017 Fund	168
Fidelity Municipal Income 2019 Fund	96
Fidelity Municipal Income 2021 Fund	68
Fidelity Municipal Income 2023 Fund	31

During the period, the Funds did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Municipal Income 2015 Fund	$ 1,073
Fidelity Municipal Income 2017 Fund	2,576
Fidelity Municipal Income 2019 Fund	1,142
Fidelity Municipal Income 2021 Fund	747
Fidelity Municipal Income 2023 Fund	316

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2015	2014
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 30,985	$ 50,665
Municipal Income 2015	385,669	604,650
Institutional Class	33,945	55,205
Total	$ 450,599	$ 710,520
From net realized gain
Class A	$ 13,672	$ -
Municipal Income 2015	110,125	-
Institutional Class	8,772	-
Total	$ 132,569	$ -
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 62,444	$ 69,462
Municipal Income 2017	820,701	658,943
Institutional Class	175,757	101,341
Total	$ 1,058,902	$ 829,746
From net realized gain
Class A	$ -	$ 432
Municipal Income 2017	-	4,735
Institutional Class	-	685
Total	$ -	$ 5,852
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 123,060	$ 117,596
Municipal Income 2019	720,200	530,099
Institutional Class	304,889	191,412
Total	$ 1,148,149	$ 839,107
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 200,894	$ 189,266
Municipal Income 2021	570,180	536,307
Institutional Class	294,191	205,676
Total	$ 1,065,265	$ 931,249
From net realized gain
Class A	$ 11,579	$ 27,792
Municipal Income 2021	30,850	67,843
Institutional Class	13,976	22,531
Total	$ 56,405	$ 118,166

Annual Report

7. Distributions to Shareholders - continued

Years ended June 30,	2015	2014
From net investment income
Fidelity Municipal Income 2023 Fund
Class A	$ 96,478	$ 68,655
Municipal Income 2023	247,684	158,900
Institutional Class	154,199	84,603
Total	$ 498,361	$ 312,158

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended June 30,	2015	2014	2015	2014
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	-	620,865	$ -	$ 6,358,218
Reinvestment of distributions	4,355	4,661	44,407	47,734
Shares redeemed	(497,559)	(623,654)	(5,067,239)	(6,386,439)
Net increase (decrease)	(493,204)	1,872	$ (5,022,832)	$ 19,513
Municipal Income 2015
Shares sold	-	4,589,724	$ -	$ 46,998,387
Reinvestment of distributions	38,193	49,423	389,471	506,174
Shares redeemed	(4,141,261)	(3,088,049)	(42,277,327)	(31,630,028)
Net increase (decrease)	(4,103,068)	1,551,098	$ (41,887,856)	$ 15,874,533
Institutional Class
Shares sold	-	447,127	$ -	$ 4,579,387
Reinvestment of distributions	3,810	4,325	38,863	44,299
Shares redeemed	(460,884)	(250,671)	(4,706,626)	(2,567,239)
Net increase (decrease)	(457,074)	200,781	$ (4,667,763)	$ 2,056,447
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	734,986	716,726	$ 7,750,986	$ 7,519,057
Reinvestment of distributions	5,477	5,882	57,674	61,698
Shares redeemed	(722,035)	(428,404)	(7,596,144)	(4,495,669)
Net increase (decrease)	18,428	294,204	$ 212,516	$ 3,085,086

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Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2015	2014	2015	2014
Municipal Income 2017
Shares sold	6,173,161	4,164,935	$ 65,036,725	$ 43,634,542
Reinvestment of distributions	62,140	51,953	654,236	544,659
Shares redeemed	(3,441,441)	(1,418,358)	(36,209,000)	(14,837,183)
Net increase (decrease)	2,793,860	2,798,530	$ 29,481,961	$ 29,342,018
Institutional Class
Shares sold	1,345,674	1,276,022	$ 14,161,984	$ 13,413,376
Reinvestment of distributions	16,027	8,657	168,729	90,806
Shares redeemed	(390,908)	(419,405)	(4,112,822)	(4,397,773)
Net increase (decrease)	970,793	865,274	$ 10,217,891	$ 9,106,409
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	647,297	160,576	$ 6,969,912	$ 1,707,619
Reinvestment of distributions	11,112	10,820	119,567	114,728
Shares redeemed	(590,622)	(313,592)	(6,339,530)	(3,312,287)
Net increase (decrease)	67,787	(142,196)	$ 749,949	$ (1,489,940)
Municipal Income 2019
Shares sold	1,889,867	2,040,408	$ 20,329,312	$ 21,672,974
Reinvestment of distributions	48,982	38,998	526,873	414,185
Shares redeemed	(1,155,645)	(693,849)	(12,418,343)	(7,354,358)
Net increase (decrease)	783,204	1,385,557	$ 8,437,842	$ 14,732,801
Institutional Class
Shares sold	1,192,982	792,719	$ 12,850,827	$ 8,426,700
Reinvestment of distributions	23,376	14,695	251,385	156,076
Shares redeemed	(611,694)	(198,985)	(6,558,931)	(2,118,301)
Net increase (decrease)	604,664	608,429	$ 6,543,281	$ 6,464,475
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	337,731	215,825	$ 3,702,887	$ 2,299,866
Reinvestment of distributions	18,467	19,220	202,045	203,473
Shares redeemed	(260,884)	(209,145)	(2,847,893)	(2,208,071)
Net increase (decrease)	95,314	25,900	$ 1,057,039	$ 295,268
Municipal Income 2021
Shares sold	791,444	744,510	$ 8,664,090	$ 7,888,965
Reinvestment of distributions	38,529	41,033	421,478	434,402
Shares redeemed	(741,853)	(552,198)	(8,095,156)	(5,821,484)
Net increase (decrease)	88,120	233,345	$ 990,412	$ 2,501,883

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2015	2014	2015	2014
Institutional Class
Shares sold	761,825	384,256	$ 8,335,732	$ 4,081,286
Reinvestment of distributions	23,388	19,383	255,812	205,401
Shares redeemed	(259,815)	(151,348)	(2,834,942)	(1,602,251)
Net increase (decrease)	525,398	252,291	$ 5,756,602	$ 2,684,436
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	138,656	237,566	$ 1,395,740	$ 2,287,073
Reinvestment of distributions	8,783	6,495	88,484	62,556
Shares redeemed	(159,919)	(6,943)	(1,596,486)	(67,435)
Net increase (decrease)	(12,480)	237,118	$ (112,262)	$ 2,282,194
Municipal Income 2023
Shares sold	764,466	419,413	$ 7,708,480	$ 4,030,028
Reinvestment of distributions	21,193	15,067	213,479	144,886
Shares redeemed	(572,692)	(67,572)	(5,746,980)	(644,775)
Net increase (decrease)	212,967	366,908	$ 2,174,979	$ 3,530,139
Institutional Class
Shares sold	349,204	284,193	$ 3,495,722	$ 2,714,316
Reinvestment of distributions	10,366	7,048	104,377	67,802
Shares redeemed	(106,801)	-	(1,071,787)	-
Net increase (decrease)	252,769	291,241	$ 2,528,312	$ 2,782,118

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2021 Fund	16%
Fidelity Municipal Income 2023 Fund	30%

Subsequent to period end, on July 10, 2015, the Fidelity Municipal Income 2015 Fund distributed all of its net assets to its shareholders pursuant to a Plan of Liquidation and Dissolution approved by the Board of Trustees.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (funds of Fidelity Salem Street Trust), including the schedules of investments, as of June 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund as of June 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 14, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversees 215 funds. Mr. von Kuhn oversees 93 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Municipal Income 2017 Fund	08/10/15	08/07/15	$0.000	$0.000
Fidelity Municipal Income 2019 Fund	08/10/15	08/07/15	$0.000	$0.012
Fidelity Municipal Income 2021 Fund	08/10/15	08/07/15	$0.000	$0.015
Fidelity Municipal Income 2023 Fund	08/10/15	08/07/15	$0.000	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Municipal Income 2015 Fund	$149,453
Fidelity Municipal Income 2019 Fund	$82,707
Fidelity Municipal Income 2021 Fund	$77,540

During fiscal year ended 2015, 100% of each fund's income dividends were free from federal income tax, and 4.57%, 4.56%, 5.06%, 3.37% and 5.85% of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DMI-UANN-0815
1.926258.104

Item 2. Code of Ethics

As of the end of the period, June 30, 2015, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the "Funds"):

Services Billed by Deloitte Entities

June 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2015 Fund	$38,000	$-	$5,000	$600
Fidelity Municipal Income 2017 Fund	$38,000	$-	$5,000	$700
Fidelity Municipal Income 2019 Fund	$38,000	$-	$5,000	$600
Fidelity Municipal Income 2021 Fund	$38,000	$-	$5,200	$600
Fidelity Municipal Income 2023 Fund	$38,000	$-	$5,200	$600

June 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2015 Fund	$37,000	$-	$4,700	$600
Fidelity Municipal Income 2017 Fund	$37,000	$-	$4,700	$600
Fidelity Municipal Income 2019 Fund	$37,000	$-	$4,900	$600
Fidelity Municipal Income 2021 Fund	$37,000	$-	$4,900	$600
Fidelity Municipal Income 2023 Fund	$37,000	$-	$4,900	$600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	June 30, 2015A	June 30, 2014A
Audit-Related Fees	$-	$355,000
Tax Fees	$-	$-
All Other Fees	$175,000	$745,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	June 30, 2015 A	June 30, 2014 A
Deloitte Entities	$685,000	$1,840,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 27, 2015